UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08134

Eaton Vance Municipals Trust II
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2007

Item 1. Reports to Stockholders

Annual Report January 31, 2007

EATON VANCE
HIGH YIELD
MUNICIPALS
FUND

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance High Yield Municipals Fund as of January 31, 2007

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Portfolio Managers:
Cynthia J. Clemson
Thomas M. Metzold, CFA

Performance for the Year Ended January 31, 2007

•      The Fund’s Class A shares had a total return of 9.76% during the year ended January 31, 2007.(1) This return was the result of an increase in net asset value (NAV) to $10.73 per share on January 31, 2007, from $10.24 on January 31, 2006, and the reinvestment of $0.490 in dividends.(2)

•      The Fund’s Class B shares had a total return of 8.97% during the same period.(1) This return was the result of an increase in NAV to $10.70 per share on January 31, 2007, from $10.21 on January 31, 2006, and the reinvestment of $0.411 in dividends.(2)

•      The Fund’s Class C shares had a total return of 9.03% during the same period.(1) This return was the result of an increase in NAV to $9.93 per share on January 31, 2007, from $9.47 on January 31, 2006, and the reinvestment of $0.382 in dividends.(2)

Economic and Market Conditions

Fourth quarter economic growth rose to 2.2%, according to preliminary data, following the 2.0% growth rate achieved in the third quarter. With higher mortgage rates in the market, led largely by the persistent Federal Reserve (the “Fed”) tightening, the housing market continued to soften, with building permits and existing home sales leading the way. However, energy prices declined significantly in the quarter, somewhat offsetting the impact of a weakening housing market. The economy continued to create jobs over the period, with the unemployment rate standing at 4.6% as of January 31, 2007.

Inflation expectations moderated with the lower energy prices, although the core Consumer Price Index – measured on a year-over-year basis – has demonstrated a slow but steady rise. The Fed, which raised short-term rates 17 times since June 2004, is currently in a pausing mode, awaiting further economic inputs to determine the future direction of interest rate moves. At January 31, 2007, the Federal Funds rate stood at 5.25%.

Municipal market supply during the year ended January 31, 2007 was lower than it had been in the previous year. As a result, municipals have generally outperformed Treasury bonds for the year ended January 31, 2007, as demand has remained strong. At January 31, 2007, long-term AAA-rated, insured municipal bonds yielded 92% of U.S. Treasury bonds with similar maturities.†

For the year ended January 31, 2007, the Lehman Brothers Municipal Bond Index(3) (the “Index”), an unmanaged index of municipal bonds, posted a gain of 4.29%. For more information about the Fund’s performance and that of funds in the same Lipper Classification,(3) see the Performance Information and Portfolio Composition page that follows.

Management Discussion

The Fund invests primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for other fixed-income securities over the past 18 months — with shorter-maturity yields rising more than longer-maturity yields — management felt that the long end of the municipal curve was a relatively attractive place to be positioned.

Because of the mixed economic backdrop of contained inflation expectations, a weakened housing market and sustained growth in the labor market, Fund management continued to maintain a somewhat cautious outlook on interest rates. In this environment, Fund management continued to focus on finding relative value within the marketplace – in issuer names, coupons, maturities, sectors and jurisdictions. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Fund’s returns during the period.

Quality spreads remained very tight in the high-yield municipal market. Accordingly, management focused on the higher-quality segment within the high-yield universe. In addition, management insisted on sound structure and covenants for new non-rated bonds as a safeguard against a possible credit deterioration in an economic slowdown.

High Yield Municipals Fund Class A was ranked #3 (of 78 funds in the Lipper High Yield Municipal Debt Funds Classification) for the year ended January 31, 2007, #10 (of 73 funds) for 3 years, #7 (of 66 funds) for 5 years and #4 (of 38 funds) for 10 years. Rankings are based on percentage change in net asset value with all distributions reinvested and do not take sales charges into consideration. Source: Lipper, Inc.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or share price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com

(1) These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, returns would be lower. (2) A portion of the Fund’s income may be subject to federal income and/or alternative minimum tax; income may be subject to state and local tax. (3) It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. †Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of the Fund’s yield.

1

Eaton Vance High Yield Municipals Fund as of January 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	9.76%	8.97%	9.03%
Five Years	8.33	7.56	7.54
Ten Years	6.31	5.54	N.A.
Life of Fund†	6.97	6.15	5.31

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	4.55%	3.97%	8.03%
Five Years	7.28	7.26	7.54
Ten Years	5.79	5.54	N.A.
Life of Fund†	6.52	6.15	5.31

†Inception dates: Class A: 8/7/95; Class B: 8/7/95; Class C: 6/18/97

Distribution rates/Yields	Class A	Class B	Class C
Distribution Rate(2)	4.52%	3.79%	3.80%
Taxable-Equivalent Distribution Rate (2),(3)	6.95	5.83	5.85
SEC 30-day Yield (4)	3.83	3.27	3.26
Taxable-Equivalent SEC 30-day Yield (3),(4)	5.89	5.03	5.02

Index Performance(5)
Lehman Brothers Municipal Bond Index – Average Annual Total Returns
One Year	4.29%
Five Years	5.11
Ten Years	5.71

Lipper Averages(6)
Lipper High Yield Municipal Debt Funds Classification - Average Annual Total Returns
One Year	6.79%
Five Years	6.33
Ten Years	5.28

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www. eatonvance.com

*Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 8/7/95.

A $10,000 hypothetical investment at net asset value in Class A shares on 1/31/97 and Class C shares on 6/18/97 (commencement of operations) would have been valued at $18,433 and $16,447, respectively, on 1/31/07. A $10,000 hypothetical investment in Class A shares at the maximum offering price would have been valued at $17,560. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution**(7)

By total investments

**  The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at January 31, 2007 is as follows:

AAA	22.3%	BBB	27.4%	CCC	1.7%
AA	6.6%	BB	1.6%	Non-Rated	21.8%
A	14.4%	B	4.2%

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were included, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C shares reflect a 1% CDSC for the first year. (2) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value. (3) Taxable-equivalent figures assume a maximum 35.0% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures. (4) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. (5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. (6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper High Yield Municipal Debt Funds Classification contained 78, 66, and 38 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only. (7) As of 1/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Portfolio holdings information includes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

2

Eaton Vance High Yield Municipals Fund as of January 31, 2007

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 – January 31, 2007).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance High Yield Municipals Fund

	Beginning Account Value (8/1/06)	Ending Account Value (1/31/07)	Expenses Paid During Period* (8/1/06 – 1/31/07)
Actual
Class A	$1,000.00	$1,048.40	$7.13
Class B	$1,000.00	$1,044.70	$10.98
Class C	$1,000.00	$1,044.60	$10.93
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$7.02
Class B	$1,000.00	$1,017.10	$10.82
Class C	$1,000.00	$1,017.10	$10.76

* Expenses are equal to the Fund's annualized expense ratio of 1.38% for Class A shares, 2.13% for Class B shares and 2.12% for Class C shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2006.

3

Eaton Vance High Yield Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 112.0%
Principal Amount (000's omitted)	Security	Value
Cogeneration — 1.3%
$7,000	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$7,038,290
1,910	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	1,938,593
4,620	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	4,783,086
2,050	Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	2,076,732
1,140	Western Generation Agency, OR, (Wauna Cogeneration), 5.00%, 1/1/21	1,141,653
		$16,978,354
Education — 1.1%
$12,000	California Educational Facilities Authority, (Stanford University), 5.25%, 12/1/32(1)	$12,664,802
800	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38	818,064
		$13,482,866
Electric Utilities — 6.6%
$18,000	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 5.00%, 3/1/41	$18,056,520
4,920	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 5.40%, 5/1/29	5,094,709
3,000	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 6.75%, 4/1/38	3,326,190
4,500	Chula Vista, CA, (San Diego Gas), (AMT), 5.00%, 12/1/27	4,736,385
16,000	Farmington, NM, Pollution Control Revenue, 4.875%, 4/1/33	16,425,120
22,100	Massachusetts Development Finance Agency, (Dominion Energy Brayton Point), (AMT), 5.00%, 2/1/36	22,851,621
4,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	4,223,440
3,965	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	4,079,945
1,500	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	1,515,870
3,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	3,162,540
		$83,472,340
Escrowed / Prerefunded — 5.1%
$25,000	Bakersfield, CA, (Bakersfield Assisted Living Center), Escrowed to Maturity, 0.00%, 4/15/21	$13,472,000

Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded (continued)
$4,300	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33(2)	$5,262,899
9,500	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	4,789,235
3,500	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	1,764,455
3,685	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.25%, 10/1/18(3)	4,158,486
1,830	Grove City, PA, Area Hospital Authority, (Grove Manor), Prerefunded to 8/15/08, 6.625%, 8/15/29	1,913,173
754	New York, NY, Prerefunded to 6/1/13, 5.25%, 6/1/28(1)	817,657
5,250	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	5,544,997
7,050	Tobacco Settlement Financing Corp., NJ, Prerefunded to 6/1/13, 6.75%, 6/1/39(1)	8,178,176
13,345	Tobacco Settlement Financing Corp., NJ, Prerefunded to 6/1/13, 6.75%, 6/1/39	15,480,600
3,620	Wisconsin Health and Educational Facilities Authority, (Wisconsin Illinois Senior Housing), Prerefunded to 8/1/09, 7.00%, 8/1/29	3,894,143
		$65,275,821
General Obligations — 7.4%
$10,000	California, 4.50%, 9/1/36	$9,900,000
16,500	California, 4.75%, 9/1/35	16,748,820
1,195	California, 5.00%, 2/1/32	1,239,466
2,200	California, 5.25%, 2/1/30	2,303,708
2,000	California, 5.25%, 2/1/33	2,109,820
15,420	California, 5.25%, 4/1/34	16,407,188
11,230	New York, NY, 4.25%, 1/1/28	10,814,827
8,246	New York, NY, 5.25%, 6/1/11(1)	8,734,193
15,000	Puerto Rico, 5.00%, 7/1/35	15,669,600
10,000	Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	10,366,200
		$94,293,822
Health Care-Miscellaneous — 1.6%
$2,845	Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	$2,929,155
789	Osceola County, FL, Industrial Development Authority, Community Provider Pooled Loan-93, 7.75%, 7/1/17	789,813
1,740	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36	1,791,000

See notes to financial statements
4

Eaton Vance High Yield Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Health Care-Miscellaneous (continued)
$897	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.00%, 12/1/36	$924,442
742	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.00%, 12/1/36	764,576
1,621	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36	1,760,185
1,361	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36	1,481,984
268	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36	283,865
608	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36	628,164
1,684	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36	1,687,498
674	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36	697,970
1,349	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 9/1/36	1,392,351
424	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36	438,966
4,460	Yavapai County, AZ, Industrial Development Revenue, (West Yavapai Guidance Clinic), 6.25%, 12/1/36	4,440,376
		$20,010,345
Hospital — 16.8%
$4,000	Brevard County, FL, Health Facilities Authority, (Health First, Inc.), 5.00%, 4/1/36	$4,107,760
7,650	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	7,899,390
5,000	California Health Facilities Financing Authority, (Kaiser Foundation Health Plan), 5.00%, 4/1/37	5,168,700
7,955	California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	8,203,673
19,600	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	20,648,012
2,000	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	2,048,480
6,900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	6,993,288

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$3,900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	$4,064,697
2,190	Chautauqua County, NY, Industrial Development Agency, (Women's Christian Association), 6.40%, 11/15/29	2,294,156
24,510	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.625%, 9/1/39	24,455,833
600	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	626,394
875	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	915,539
1,000	Henderson, NV, Health Care Facility, (Catholic Healthcare West), 5.625%, 7/1/24	1,075,130
10,000	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	10,260,400
1,855	Hillsborough County, FL, Industrial Development Authority, (Tampa General Hospital), 5.25%, 10/1/28	1,934,784
1,780	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 4.75%, 2/15/34	1,779,163
16,795	Indiana Health and Educational Facilities Authority, (Clarian Health Partners), 5.00%, 2/15/36	17,230,662
12,870	Knox County, TN, Health, Educational & Housing Facilities, (Covenant Health), 0.00%, 1/1/40	2,398,196
9,195	Macomb County, MI, Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	9,744,769
7,000	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.375%, 7/1/23	7,375,550
2,000	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	2,133,300
6,500	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	6,785,025
4,890	Montgomery County, PA, Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	5,181,346
2,500	Montgomery, AL, Medical Clinic Board, (Jackson Hospital & Clinic), 4.75%, 3/1/31	2,455,900
2,500	Montgomery, AL, Medical Clinic Board, (Jackson Hospital & Clinic), 5.25%, 3/1/36	2,592,175
2,000	New Hampshire Health and Educational Facilities Authority, (Littleton Hospital), 6.00%, 5/1/28	2,052,500
2,000	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/36	2,069,000
12,200	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	12,496,948
2,000	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	2,206,800
2,560	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	2,627,123
875	Prince George's County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/13(4)	25,725

See notes to financial statements
5

Eaton Vance High Yield Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Hospital (continued)
$5,900	Prince George's County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23(4)	$173,460
4,890	St. Mary Hospital Authority, PA, (Catholic Health East), 5.375%, 11/15/34	5,206,187
10,000	Sullivan County, TN, Health, Educational and Facility Board, (Wellmont Health System), 5.25%, 9/1/36	10,435,700
10,000	Vermont Educational and Health Buildings Financing Agency, (Fletcher Allen Healthcare), 4.75%, 12/1/36	9,951,900
3,410	Washington County, AR, Hospital Revenue, (Regional Medical Center), 5.00%, 2/1/35	3,473,017
1,400	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.10%, 3/1/25	1,425,830
2,800	Wisconsin Health and Educational Facilities Authority, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,858,072
		$213,374,584
Housing — 3.3%
$4,865	Capital Trust Agency, FL, (Atlantic Housing Foundation), 5.30%, 7/1/35	$4,951,986
4,000	Charter Mac Equity Trust, TN, 6.00%, 4/30/19(2)	4,428,880
2,500	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	2,817,400
1,740	Jefferson County, MO, Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,825,730
460	Jefferson County, MO, Industrial Development Authority, Multifamily, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	481,238
4,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 5.90%, 11/29/49(2)	4,241,480
5,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 6.875%, 6/30/49(2)	5,268,950
3,060	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	3,235,001
1,370	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	1,422,663
860	Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/07(4)	835,748
2,000	Texas Student Housing Corp., (University of North Texas), 11.00%, 7/1/31(4)	2,140,580
9,600	Wisconsin Housing and Economic Development Authority, WI, (AMT), 4.875%, 3/1/36	9,672,288
		$41,321,944

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue — 15.3%
$2,170	ABIA Development Corp., TX, (Austin Cargoport Development), (AMT), 6.50%, 10/1/24	$2,228,184
3,065	ABIA Development Corp., TX, (Austin Cargoport Development), (AMT), 9.25%, 10/1/21	3,530,513
12,160	Alliance Airport Authority, TX, (American Airlines, Inc.), (AMT), 7.50%, 12/1/29	12,405,632
2,150	Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	2,213,317
3,900	Carbon County, UT, (Laidlaw Environmental Services, Inc.), (AMT), 7.45%, 7/1/17	4,019,535
5,000	Courtland, AL, Industrial Development Board, (Solid Waste Disposal), (International Paper Co.), (AMT), 5.20%, 6/1/25	5,119,500
23,860	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32	24,707,030
8,085	Effingham County, GA, (Solid Waste Disposal), (Fort James), (AMT), 5.625%, 7/1/18	8,201,020
450	Florence County, SC, (Stone Container), 7.375%, 2/1/07	450,000
2,700	Hancock County, KY, (Southwire Co.), (AMT), 7.75%, 7/1/25	2,744,955
3,785	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	3,889,617
5,325	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	5,784,494
2,500	Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.05%, 8/1/29	2,554,175
5,215	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	5,984,108
21,000	Liberty, NY, Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	24,097,080
2,730	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,801,035
590	Maryland Economic Development Authority, (AFCO Cargo), (AMT), 7.34%, 7/1/24	649,324
1,300	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	1,327,456
5,500	Middlesex County, NJ, Pollution Control Authority, (Amerada Hess), 5.75%, 9/15/32	5,831,430
19,500	Mississippi Business Finance Corp., (Northrop Grumman Ship System), 4.55%, 12/1/28	19,453,395
3,400	Morgantown, KY, Solid Waste Revenue, (IMCO Recycling, Inc.), (AMT), 7.45%, 5/1/22	3,477,520
13,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	13,561,730
3,000	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.40%, 9/15/23	3,145,890
4,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), 8.00%, 8/1/28	5,005,080

See notes to financial statements
6

Eaton Vance High Yield Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Industrial Development Revenue (continued)
$7,000	New York City, NY, Industrial Development Agency, (American Airlines, Inc.-JFK International Airport), (AMT), 7.625%, 8/1/25	$8,560,160
5,995	New York City, NY, Industrial Development Agency, (JFK International Airport), (AMT), 8.50%, 8/1/28	7,116,724
2,500	New York City, NY, Industrial Development Agency, (Liberty-IAC/Interactive Corp.), 5.00%, 9/1/35	2,591,875
8,200	Phoenix, AZ, Industrial Development Agency, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	8,418,366
825	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	825,627
3,000	Rumford, ME, Solid Waste Disposal, (Boise Cascade Corp.), (AMT), 6.875%, 10/1/26	3,265,950
		$193,960,722
Insured-Education — 1.2%
$10,000	Broward County, FL, Educational Facilities Authority, (Nova Southeastern University), (AGC), 5.00%, 4/1/26(1)	$10,513,755
5,000	University of California, (FSA), 4.50%, 5/15/28	5,005,350
		$15,519,105
Insured-Electric Utilities — 0.4%
$1,500	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 6.953%, 7/1/29(2)(5)	$1,723,005
3,825	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(1)	3,923,749
		$5,646,754
Insured-Escrowed / Prerefunded — 1.2%
$2,299	California, (AMBAC), Prerefunded to 10/1/10, 5.50%, 10/1/30(1)	$2,447,283
528	California, (AMBAC), Prerefunded to 10/1/10, 5.50%, 10/1/30(1)	562,801
5,000	New Jersey Transportation Trust Fund Authority, (XLCA), Prerefunded to 6/15/07, Variable Rate, 6.14%, 6/15/17(2)(6)	5,247,000
6,000	New Jersey Turnpike Authority, (MBIA), Prerefunded to 1/1/10, 5.50%, 7/1/23(1)	6,293,260
		$14,550,344
Insured-General Obligations — 5.7%
$4,555	California, (AMBAC), 5.00%, 2/1/28(1)	$5,091,362
173	California, (AMBAC), Prerefunded to 10/1/10, 5.50%, 10/1/30(1)	184,096
9,855	Clark County, NV, (AMBAC), 2.50%, 11/1/36	6,494,445

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$15,000	Connecticut, (AMBAC), 5.25%, 6/1/19(1)	$16,880,700
2,850	Geary County, KS, (XLCA), 3.50%, 9/1/30	2,414,349
1,545	Geary County, KS, (XLCA), 3.50%, 9/1/31	1,299,299
4,740	Mississippi, (FSA), 5.25%, 11/1/21(1)	5,352,629
5,380	North Las Vegas, NV, Wastewater Reclamation System, (MBIA), 4.50%, 10/1/36	5,323,187
9,990	Puerto Rico, (AGC), 5.50%, 7/1/29(1)	11,791,230
4,900	Puerto Rico, (FSA), Variable Rate, 5.92%, 7/1/27(2)(5)	5,679,247
6,000	Texas Transportation Commission, (FGIC), 4.50%, 4/1/30	5,978,280
5,400	Texas Transportation Commission, (FGIC), 4.50%, 4/1/35	5,344,380
		$71,833,204
Insured-Hospital — 1.3%
$7,245	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.75%, 8/15/27(1)	$7,629,734
8,960	Harrisonburg, VA, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/41	8,756,966
		$16,386,700
Insured-Housing — 0.3%
$3,945	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36(1)	$4,140,481
13	Virginia Housing Development Authority, (MBIA), Variable Rate, 7.305%, 7/1/36(2)(5)	15,230
		$4,155,711
Insured-Lease Revenue / Certificates of Participation — 0.8%
$9,590	Hudson Yards Infrastructure Corp., (MBIA), 4.50%, 2/15/47	$9,482,688
		$9,482,688
Insured-Miscellaneous — 0.6%
$10,510	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/26	$4,314,670
10,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/28	3,712,300
		$8,026,970
Insured-Special Tax Revenue — 1.5%
$10,390	Louisiana Gas and Fuels Tax, (FSA), 4.75%, 5/1/39	$10,603,826
8,300	New York Convention Center Development Corp., (AMBAC), 4.75%, 11/15/45	8,437,282
		$19,041,108

See notes to financial statements
7

Eaton Vance High Yield Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Transportation — 8.3%
$2,250	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$2,324,903
4,995	Dallas-Fort Worth, TX, International Airport Facility Improvements Corp., (FSA), 5.50%, 11/1/18(1)	5,392,685
10,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/37	2,272,800
15,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/33	3,833,700
20,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/34	4,825,000
7,170	Harris County, TX, Toll Road, Senior Lien, (MBIA), 4.50%, 8/15/36	7,094,715
6,600	Indianapolis, IN, Local Public Improvement Bond Bank, (AMBAC), (AMT), 5.00%, 1/1/36	6,886,836
14,400	Indianapolis, IN, Local Public Improvement Bond Bank, (AMBAC), (AMT), 5.00%, 1/1/36(1)	15,025,896
7,230	Metropolitan Transportation Authority, NY, (FSA), 4.50%, 11/15/36	7,223,638
5,966	Monroe County, NY, Airport Authority, (MBIA), (AMT), 5.875%, 1/1/18(1)	6,775,771
10,935	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	10,813,184
6,650	Port Authority of New York and New Jersey, (FSA), 4.25%, 12/1/32	6,196,204
10,500	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/40	10,995,180
770	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	805,759
1,000	Puerto Rico Highway and Transportation Authority, (AGC), Variable Rate, 7.355%, 7/1/32(2)(5)	1,123,209
6,000	Puerto Rico Highway and Transportation Authority, (FSA), 5.00%, 7/1/32(1)	6,246,421
20,000	Texas State Turnpike Authority, (AMBAC), 0.00%, 8/15/30	6,936,000
		$104,771,901
Insured-Water and Sewer — 2.8%
$10,200	Connecticut Development Authority (Aquarion Water), (XLCA), (AMT), 5.00%, 7/1/38(1)	$10,274,409
7,310	East Baton Rouge, LA, Sewer Commission, (FSA), 4.50%, 2/1/36	7,164,897
2,795	Fort Lauderdale, FL, Water and Sewer, (MBIA), 4.25%, 9/1/33	2,672,579
7,510	Marysville, OH, Wastewater Treatment System, (XLCA), 4.75%, 12/1/46	7,615,666
10,000	Rahway Valley, NJ, Sewerage Authority, (MBIA), 0.00%, 9/1/29	3,676,700
4,000	South Central, CT, Regional Water Authority, (XLCA), 4.25%, 8/1/37	3,849,760
		$35,254,011

Principal Amount (000's omitted)	Security	Value
Lease Revenue / Certificates of Participation — 1.7%
$21,000	Greenville County, SC, School District, 5.00%, 12/1/24(1)	$22,107,260
		$22,107,260
Nursing Home — 1.8%
$2,735	Clovis, NM, Industrial Development Revenue, (Retirement Ranches, Inc.), 7.75%, 4/1/19	$2,847,026
2,300	Colorado Health Facilities Authority, (Volunteers of America), 5.75%, 7/1/20	2,355,269
3,600	Colorado Health Facilities Authority, (Volunteers of America), 5.875%, 7/1/28	3,694,788
1,100	Colorado Health Facilities Authority, (Volunteers of America), 6.00%, 7/1/29	1,133,825
6,100	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	6,114,091
2,445	Massachusetts Industrial Finance Agency, (Age Institute of Massachusetts), 8.05%, 11/1/25	2,487,030
1,160	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	987,241
2,975	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	2,982,408
		$22,601,678
Other Revenue — 10.5%
$8,000	California County, CA, Tobacco Securitization Agency, 0.00%, 6/1/46	$822,480
5,715	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14(2)	6,132,424
1,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 9.25%, 10/1/20(2)	1,096,640
6,355	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	7,133,805
45,000	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	3,091,050
38,300	Children's Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	1,383,013
6,000	Cow Creek Band Umpqua Tribe of Indians, OR, 5.625%, 10/1/26(2)	6,108,300
18,250	Golden State Tobacco Securitization Corp., CA, 5.50%, 6/1/33(1)	19,978,640
6,600	Golden State Tobacco Securitization Corp., CA, 5.625%, 6/1/31(1)	7,271,187
2,295	Golden State Tobacco Securitization Corp., CA, 6.625%, 6/1/40	2,605,743

See notes to financial statements
8

Eaton Vance High Yield Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Other Revenue (continued)
$4,940	Mohegan Tribe Indians, CT, Gaming Authority, 6.25%, 1/1/31(2)	$5,255,617
14,000	Non-Profit Preferred Funding Trust I, 5.17%, 9/15/37	13,792,660
5,900	Northern Tobacco Securitization Corp., AK, 0.00%, 6/1/46	564,925
25,715	Northern Tobacco Securitization Corp., AK, 5.00%, 6/1/46	25,846,404
1,984	Pueblo of Santa Ana, NM, 15.00%, 4/1/24(2)	2,015,573
6,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/32(1)	6,399,060
2,086	Santa Fe, NM, (1st Interstate Plaza), 8.00%, 7/1/13	2,168,890
28,440	Tobacco Settlement Financing Corp., NJ, 0.00%, 6/1/41	4,200,872
8,000	Tobacco Settlement Financing Corp., NJ, 4.75%, 6/1/34	7,674,400
8,000	Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/29	8,028,960
1,500	Willacy County, TX, Local Government Corp., 6.00%, 3/1/09	1,519,635
		$133,090,278
Senior Living / Life Care — 5.8%
$7,475	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	$7,784,316
2,500	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26(7)	2,269,625
1,575	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.75%, 11/15/26	1,582,245
6,000	California Statewide Communities Development Authority, (Senior Living-Presbyterian Homes), 4.875%, 11/15/36	6,041,400
3,000	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27(8)	2,133,540
8,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	8,402,920
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/13	465,380
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/13	442,190
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/14	420,160
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/14	399,360
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/15	379,640
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/15	360,810
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/16	343,050

Principal Amount (000's omitted)	Security	Value
Senior Living / Life Care (continued)
$1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/16	$326,150
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/17	310,030
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/17	294,760
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/18	280,330
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/18	266,530
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 1/1/19	253,370
1,000	Glen Cove, NY, Industrial Development Agency, (The Regency at Glen Cove), 0.00%, 7/1/19	240,990
7,500	Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	7,525,725
2,600	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	2,691,650
5,040	Massachusetts Industrial Finance Agency, (Forge Hill), (AMT), 6.75%, 4/1/30	5,192,309
6,470	Minneapolis, MN, (Walker Methodist Senior Services), 6.00%, 11/15/28	6,569,832
500	North Carolina Medical Care Commission Retirement (United Methodist), 5.25%, 10/1/24	514,660
1,600	North Carolina Medical Care Commission Retirement (United Methodist), 5.50%, 10/1/32	1,657,520
7,315	North Miami, FL, Health Care Facilities, (Imperial Club), 0.00%, 7/1/41	3,488,743
3,500	North Miami, FL, Health Care Facilities, (Imperial Club), 7.00%, 1/1/42	3,490,620
530	St. Joseph County, IN, Holy Cross Village, 5.70%, 5/15/28	539,514
1,225	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/26	1,303,792
5,460	St. Joseph County, IN, Holy Cross Village, 6.00%, 5/15/38	5,773,950
2,000	Suffolk County, NY, Industrial Development Agency, (Jeffersons Ferry Project), 5.00%, 11/1/28	2,034,600
		$73,779,711
Special Tax Revenue — 6.6%
$1,330	Avelar Creek Community Development District, FL, (Capital Improvements), 5.375%, 5/1/36	$1,329,880
2,240	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	2,378,768
3,160	Bell Mountain Ranch, CO, Metropolitan District, 7.375%, 11/15/19	3,417,730
500	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	504,400
6,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	6,293,688

See notes to financial statements
9

Eaton Vance High Yield Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Special Tax Revenue (continued)
$560	Cascades Groveland Community Development District, FL, (Capital Improvements), 5.30%, 5/1/36	$562,184
2,285	Concorde Estates Community Development, FL, 5.85%, 5/1/35	2,399,821
3,625	Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	3,636,673
19,980	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/32(1)	23,220,490
2,325	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	2,439,018
2,500	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	2,634,075
2,250	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/29	2,419,988
3,980	New River, FL, Community Development District, 5.00%, 5/1/13	3,951,702
10,000	Puerto Rico Infrastructure Financing Authority, 5.00%, 7/1/46	10,415,100
6,450	River Hall Community Development District, FL, (Capital Improvements), 5.45%, 5/1/36	6,512,823
2,470	Southern Hills Plantation I Community Development District, FL, 5.80%, 5/1/35	2,548,670
3,755	Sterling Hill, FL, Community Development District, 5.50%, 5/1/37	3,813,090
5,000	Tisons Landing, FL, Community Development District, (Capital Improvements), 5.00%, 11/1/11	5,023,750
		$83,501,850
Transportation — 1.7%
$750	Augusta, GA, Airport Revenue, 5.15%, 1/1/35	$772,920
910	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.00%, 5/1/21	975,256
1,180	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.125%, 5/1/31	1,277,739
17,970	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	18,745,765
		$21,771,680
Water and Sewer — 1.3%
$7,680	Massachusetts Water Resources Authority, 4.00%, 8/1/46	$6,773,606
10,000	New York City, NY, Municipal Water Finance Authority, (Water and Sewer System), 4.75%, 6/15/33(1)	10,238,960
		$17,012,566
Total Tax-Exempt Investments (identified cost $1,354,569,596)		$1,420,704,317

Short-Term Investments — 0.5%
Principal Amount (000's omitted)	Security	Value
$5,800	Detroit, MI, Water Supply System, (FGIC), Variable Rate, 3.58%, 7/1/35	$5,800,000
Total Short-Term Investments (at amortized cost, $5,800,000)		$5,800,000
Total Investments — 112.5% (identified cost $1,360,369,596)		$1,426,504,317
Other Assets, Less Liabilities — (12.5)%		$(158,006,660)
Net Assets — 100.0%		$1,268,497,657

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

At January 31, 2007, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:

California	14.8%
New Jersey	10.2%
New York	10.6%
Others, representing less than 10% individually	76.9%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2007, 21.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 5.5% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of the securities is $53,598,454 or 4.2% of the net assets.

(3)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(4)  Defaulted bond.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2007.

(6)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2007.

(7)  Security is in default and making only partial interest payments.

(8)  Security is in default with respect to interest payments.

See notes to financial statements
10

Eaton Vance High Yield Municipals Fund as of January 31, 2007

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of January 31, 2007

Assets
Investments, at value (identified cost, $1,360,369,596)	$1,426,504,317
Cash	5,935
Receivable for investments sold	8,823,908
Receivable for Fund shares sold	6,951,755
Interest receivable	17,102,024
Receivable for open interest rate swap contracts	603,751
Total assets	$1,459,991,690
Liabilities
Payable for floating rate notes issued	$159,374,656
Payable for investments purchased	17,131,273
Demand note payable	6,300,000
Dividends payable	2,455,029
Payable for Fund shares redeemed	2,166,421
Payable for daily variation margin on open financial futures contracts	1,635,000
Interest expense and fees payable	1,136,689
Payable to affiliate for investment advisory fees	523,300
Payable to affiliate for distribution and service fees	510,533
Accrued expenses	261,132
Total liabilities	$191,494,033
Net Assets	$1,268,497,657
Sources of Net Assets
Paid-in capital	$1,238,104,843
Accumulated net realized loss (computed on the basis of identified cost)	(46,485,809)
Accumulated undistributed net investment income	253,744
Net unrealized appreciation (computed on the basis of identified cost)	76,624,879
Total	$1,268,497,657
Class A Shares
Net Assets	$876,579,099
Shares Outstanding	81,674,746
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.73
Maximum Offering Price Per Share (100 ÷ 95.25 of $10.73)	$11.27
Class B Shares
Net Assets	$126,916,436
Shares Outstanding	11,864,028
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$10.70
Class C Shares
Net Assets	$265,002,122
Shares Outstanding	26,686,468
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.93
On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Year Ended
January 31, 2007

Investment Income
Interest	$66,054,856
Total investment income	$66,054,856
Expenses
Investment adviser fee	$5,486,411
Trustees' fees and expenses	24,730
Distribution and service fees Class A	1,746,195
Class B	1,369,379
Class C	2,168,852
Transfer and dividend disbursing agent fees	370,059
Custodian fee	322,175
Registration fees	177,007
Legal and accounting services	84,225
Printing and postage	66,075
Interest expense and fees	5,429,057
Miscellaneous	177,581
Total expenses	$17,421,746
Deduct — Reduction of custodian fee	$173,992
Total expense reductions	$173,992
Net expenses	$17,247,754
Net investment income	$48,807,102
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$6,632,901
Financial futures contracts	(3,212,422)
Net realized gain	$3,420,479
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$30,322,133
Financial futures contracts	10,421,382
Interest rate swap contracts	603,751
Net change in unrealized appreciation (depreciation)	$41,347,266
Net realized and unrealized gain	$44,767,745
Net increase in net assets from operations	$93,574,847

See notes to financial statements
11

Eaton Vance High Yield Municipals Fund as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Year Ended January 31, 2007	Year Ended January 31, 2006 (As Restated, See Note 12)
From operations —
Net investment income	$48,807,102	$35,114,350
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	3,420,479	(6,101,880)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	41,347,266	16,894,451
Net increase in net assets from operations	$93,574,847	$45,906,921
Distributions to shareholders — From net investment income Class A	$(32,292,219)	$(22,596,709)
Class B	(5,373,794)	(7,250,518)
Class C	(8,443,589)	(6,237,390)
Total distributions to shareholders	$(46,109,602)	$(36,084,617)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$445,747,682	$214,135,660
Class B	14,202,362	18,088,953
Class C	114,324,772	79,607,633
Net asset value of shares issued to shareholders in payment of distributions declared Class A	14,239,883	8,805,692
Class B	2,063,207	2,651,216
Class C	3,485,339	2,424,849
Cost of shares redeemed Class A	(136,830,261)	(96,636,885)
Class B	(22,910,375)	(26,392,330)
Class C	(30,577,657)	(19,755,799)
Net asset value of shares exchanged Class A	16,754,145	18,492,431
Class B	(16,754,145)	(18,492,431)
Net increase in net assets from Fund share transactions	$403,744,952	$182,928,989
Net increase in net assets	$451,210,197	$192,751,293
Net Assets
At beginning of year	$817,287,460	$624,536,167
At end of year	$1,268,497,657	$817,287,460
Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$253,744	$(1,975,921)

Statement of Cash Flows

For the Year Ended January 31, 2007
Cash Flows From Operating Activities —
Net increase in net assets from operations	$93,574,847
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities: Investments purchased	(979,958,228)
Investments sold	515,567,808
Net amortization of premium/(discount)	(2,837,383)
Interest receivable	(3,014,771)
Payable for daily variation margin on open financial futures contracts	1,222,500
Receivable for open interest rate swap contracts	(603,751)
Receivable from custodian	200,000
Payable to affiliate for investment advisory fees	165,097
Payable to affiliate for distribution and service fees	143,916
Interest expense and fees payable	448,246
Accrued expenses	88,241
Net change in realized and unrealized (gain)/loss on investments	(36,955,034)
Net cash used in operating activities	$(411,958,512)
Cash Flows Provided by Financing Activities — Demand note payable	$(5,200,000)
Proceeds from shares sold	576,444,853
Shares redeemed	(192,670,969)
Cash distributions paid net of reinvestments	(25,842,065)
Proceeds from secured borrowings	117,819,998
Repayment of secured borrowings	(58,620,000)
Net cash provided by financing activities	$411,931,817
Net increase in cash	$(26,695)
Cash at beginning of period	$32,630
Cash at end of period	$5,935
Supplemental disclosure of cash flow information
Noncash financing activities not included herein consists of reinvestment of dividends and distributions of:	$19,788,429

See notes to financial statements
12

Eaton Vance High Yield Municipals Fund as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Year Ended January 31,
	2007(1)	2006(1)(6)	2005(1)(6)		2004(1)(6)		2003(1)(6)
Net asset value — Beginning of year	$10.240	$10.090	$10.230		$9.730		$9.660
Income (loss) from operations
Net investment income	$0.515	$0.535	$0.614		$0.668		$0.682
Net realized and unrealized gain (loss)	0.465	0.167	(0.125)		0.486		0.031
Total income from operations	$0.980	$0.702	$0.489		$1.154		$0.713
Less distributions
From net investment income	$(0.490)	$(0.552)	$(0.629)		$(0.654)		$(0.643)
Total distributions	$(0.490)	$(0.552)	$(0.629)		$(0.654)		$(0.643)
Net asset value — End of year	$10.730	$10.240	$10.090		$10.230		$9.730
Total Return(2)	9.76%	7.14%	5.05%		12.25%		7.59%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$876,579	$505,474	$354,881		$238,169		$147,004
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.89%	0.94%	0.99	%(4)	1.02	%(4)	1.05	%(4)
Interest and fees expense(3)	0.52%	0.39%	0.26	%(4)	0.21	%(4)	0.21	%(4)
Total expenses	1.41%	1.33%	1.25	%(4)	1.23	%(4)	1.26	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.87%	0.93%	0.98	%(4)	1.02	%(4)	1.05	%(4)
Net investment income	4.88%	5.26%	6.17%		6.70%		7.01%
Portfolio Turnover of the Portfolio(5)	—	—	30%		16%		12%
Portfolio Turnover of the Fund	44%	27%	8%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Interest and fees expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(4)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(6)  As restated — see Note 12.

See notes to financial statements
13

Eaton Vance High Yield Municipals Fund as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Year Ended January 31,
	2007(1)	2006(1)(7)	2005(1)(7)		2004(1)(7)		2003(1)(7)
Net asset value — Beginning of year	$10.210	$10.060	$10.200		$9.700		$9.640
Income (loss) from operations
Net investment income	$0.438	$0.463	$0.542		$0.600		$0.606
Net realized and unrealized gain (loss)	0.463	0.162	(0.129)		0.479		0.022
Total income from operations	$0.901	$0.625	$0.413		$1.079		$0.628
Less distributions
From net investment income	$(0.411)	$(0.475)	$(0.553)		$(0.579)		$(0.568)
Total distributions	$(0.411)	$(0.475)	$(0.553)		$(0.579)		$(0.568)
Net asset value — End of year	$10.700	$10.210	$10.060		$10.200		$9.700
Total Return(2)	8.97%	6.34%	4.52	%(3)	11.44%		6.66%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$126,916	$143,784	$165,787		$212,391		$188,959
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.64%	1.69%	1.74	%(5)	1.77	%(5)	1.80	%(5)
Interest and fees expense(4)	0.52%	0.39%	0.26	%(5)	0.21	%(5)	0.21	%(5)
Total expenses	2.16%	2.08%	2.00	%(5)	1.98	%(5)	2.01	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.62%	1.68%	1.73	%(5)	1.77	%(5)	1.80	%(5)
Net investment income	4.17%	4.57%	5.46%		6.04%		6.25%
Portfolio Turnover of the Portfolio(6)	—	—	30%		16%		12%
Portfolio Turnover of the Fund	44%	27%	8%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Total return reflects an increase of 0.18% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Interest and fees expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(5)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  As restated — see Note 12.

See notes to financial statements
14

Eaton Vance High Yield Municipals Fund as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Year Ended January 31,
	2007(1)	2006(1)(7)	2005(1)(7)		2004(1)(7)		2003(1)(7)
Net asset value — Beginning of year	$9.470	$9.340	$9.470		$9.000		$8.950
Income (loss) from operations
Net investment income	$0.403	$0.422	$0.498		$0.543		$0.561
Net realized and unrealized gain (loss)	0.439	0.148	(0.115)		0.465		0.017
Total income from operations	$0.842	$0.570	$0.383		$1.008		$0.578
Less distributions
From net investment income	$(0.382)	$(0.440)	$(0.513)		$(0.538)		$(0.528)
Total distributions	$(0.382)	$(0.440)	$(0.513)		$(0.538)		$(0.528)
Net asset value — End of year	$9.930	$9.470	$9.340		$9.470		$9.000
Total Return(2)	9.03%	6.24%	4.40	%(3)	11.53%		6.61%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$265,002	$168,029	$103,868		$79,072		$35,646
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.64%	1.69%	1.74	%(5)	1.77	%(5)	1.80	%(5)
Interest and fees expense(4)	0.52%	0.39%	0.26	%(5)	0.21	%(5)	0.21	%(5)
Total expenses	2.16%	2.08%	2.00	%(5)	1.98	%(5)	2.01	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.62%	1.68%	1.73	%(5)	1.77	%(5)	1.80	%(5)
Net investment income	4.13%	4.49%	5.41%		5.88%		6.22%
Portfolio Turnover of the Portfolio(6)	—	—	30%		16%		12%
Portfolio Turnover of the Fund	44%	27%	8%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(3)  Total return reflects an increase of 0.10% due to a change in the timing of the payment and reinvestment of distributions.

(4)  Interest and fees expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(5)  Includes the Fund's share of the Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

(7)  As restated — see Note 12.

See notes to financial statements
15

Eaton Vance High Yield Municipals Fund as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS

  1  Significant Accounting Policies

Eaton Vance High Yield Municipals Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund seeks to achieve high current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of the security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Floating Rate Notes Issues in Conjunction with Securities Held — The Fund sells a fixed-rate bond to a broker for cash. At the same time the Fund buys a residual interest in a Special Purpose Vehicle (which is generally organized as a trust) ("SPV") assets and cash flows set up by the broker, often referred to as an inverse floating rate obligation ("Inverse Floater"). The broker deposits a fixed-rate bond into the trust with the same CUSIP number as the fixed-rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed-rate bond purchased from the Fund, (the "Fixed-Rate Bond"). The SPV also issues floating rate notes ("Floating Rate Notes") which are sold to third-parties. The Fund may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed-Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed-Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to Financial Accounting Standards Board ("FASB") Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" ("FAS 140"), the Fund accounts for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in its Portfolio of Investments, and accounts for the Floating Rate Notes as a liability under the caption "payable for floating rate notes issued" in the Fund's "Statement of Assets and Liabilities". The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. At January 31, 2007, the Floating Rate Notes outstanding and the collateral for Floating Rate Notes outstanding were $159,374,656 and $262,233,767, respectively. The range of interest rates on the Floating Rate Notes outstanding at January 31, 2007 was 3.60% to 3.68%.

The Fund's investment policies and restrictions expressly permit investments in inverse floating rate securities. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate securities with comparable credit quality and maturity. The Fund's investment policies do not allow

16

Eaton Vance High Yield Municipals Fund as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

the Fund to borrow money for purposes of making investments. Management believes that the Fund's restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS 140, which is distinct from legal borrowing of the Fund to which the restrictions apply. Inverse Floaters held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Interest Expense — Interest expense relates to the Fund's liability with respect to floating rate notes held by third parties in conjunction with inverse floater securities transactions. Interest expense is recorded as incurred.

E  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its taxable income, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 2007, the Fund, for federal income tax purposes, had a capital loss carryover of $38,105,411, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire January 31, 2011 ($7,911,903), January 31, 2012 ($707,905), January 31, 2013 ($23,032,310), January 31, 2014 ($6,453,293). Dividends paid by the Fund from net tax-exempt interest on municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

F  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract.

Subsequent payments are made or received by the Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Fund. The Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

G  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by the Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

H  When-issued and Delayed Delivery Transactions — The Fund may engage in when-issued and delayed delivery transactions. The Fund records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

I  Interest Rate Swaps — The Fund may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreement, the Fund makes bi-annual payments at a fixed interest rate. In exchange, the Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

17

Eaton Vance High Yield Municipals Fund as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

J  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

K  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

L  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. All credit balances used to reduce the Fund's custodian fees are reported as a reduction of expenses in the Statements of Operations.

M  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

N  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

O  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

  2  Distributions to Shareholders

The net investment income of the Fund is determined daily, and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

The tax character of distributions paid for the years ended January 31, 2007 and January 31, 2006 was as follows:

	Year Ended January 31,
	2007	2006
Distributions declared from:
Tax-exempt income	$46,034,264	$35,785,356
Ordinary income	$75,338	$299,261

During the year ended January 31, 2007, paid-in capital was increased by $15,371, accumulated undistributed net investment income was decreased by $467,835, and accumulated net realized loss was decreased by $452,464 primarily due to differences between book and tax accounting for amortization and accretion on debt securities, market discount on disposal of securities, and capital losses. This change had no effect on the net assets or the net asset value per share.

As of January 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Capital loss carryforwards	$(38,105,411)
Unrealized gain	$78,130,888
Other temporary differences	$(12,341,436)
Undistributed income	$2,708,773

18

Eaton Vance High Yield Municipals Fund as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

  3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended January 31,
Class A	2007	2006
Sales	42,357,523	21,038,855
Issued to shareholders electing to receive payments of distributions in Fund shares	1,345,947	865,813
Redemptions	(12,991,178)	(9,507,105)
Exchange from Class B shares	1,590,454	1,819,515
Net increase	32,302,746	14,217,078
	Year Ended January 31,
Class B	2007	2006
Sales	1,356,997	1,785,460
Issued to shareholders electing to receive payments of distributions in Fund shares	196,379	261,632
Redemptions	(2,183,084)	(2,609,263)
Exchange to Class A shares	(1,594,890)	(1,824,430)
Net decrease	(2,224,598)	(2,386,601)
	Year Ended January 31,
Class C	2007	2006
Sales	11,726,742	8,460,349
Issued to shareholders electing to receive payments of distributions in Fund shares	356,309	257,662
Redemptions	(3,131,817)	(2,101,053)
Net increase	8,951,234	6,616,958

  4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the year ended January 31, 2007, the Fund's advisory fee amounted to $5,486,411, representing 0.53% of the Fund's average daily net assets. Except as to Trustees of the Fund who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as Administrator of the Fund, but receives no compensation. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those activities. For the year ended January 31, 2007, EVM received $23,669 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $172,018 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2007. EVD also receives distribution and service fees from Class A, Class B and Class C shares (see Note 5).

Trustees of the Fund who are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Fund are officers of the above organizations.

  5  Distribution Plans

Class A has in effect a distribution plan (Class A plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940 (1940 Act). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the year ended January 31, 2007 amounted to $1,746,195 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1under the 1940 Act. The Class B and Class C Plans require the Fund to pay EVD daily amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which

19

Eaton Vance High Yield Municipals Fund as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $1,027,034 and $1,626,639 for Class B and Class C shares, respectively, to or payable to EVD for the year ended January 31, 2007, representing 0.75% of the average daily net assets for Class B and Class C shares. At January 31, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $19,794,000 and $20,253,000 for Class B and Class C shares, respectively. The Class B and Class C Plans also authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the year ended January 31, 2007 amounted to $342,345 and $542,213 for Class B and Class C shares, respectively.

  6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending upon the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. EVD received approximately $79,000, $309,000 and $46,000 of CDSC paid by shareholders for Class A shares, Class B shares and Class C shares, respectively, for the year ended January 31, 2007.

  7  Investment Transactions

Purchases and sales of investments by the Fund, other than U.S. Government securities and short-term obligations, aggregated $991,112,672 and $522,093,080, respectively, for the year ended January 31, 2007.

  8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at January 31, 2007 as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,199,488,931
Gross unrealized appreciation	$76,772,698
Gross unrealized depreciation	(9,131,968)
Net unrealized appreciation	$67,640,730

  9  Line of Credit

The Fund participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 2007, the Fund had a balance outstanding pursuant to this line of credit of $6,300,000. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2007.

20

Eaton Vance High Yield Municipals Fund as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

  10  Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and interest rate swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 2007 is as follows:

Futures Contracts
Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
3/07	2,616 U.S. Treasury Bond	Short	$(297,973,407)	$(288,087,000)	$9,886,407

At January 31, 2007, the Fund had entered into an interest rate swap with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $29,250,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a receivable for open interest rate swap contracts of $302,492 at January 31, 2007.

At January 31, 2007, the Fund had entered into an interest rate swap agreement with Citibank N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $29,250,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates on August 16, 2027, is recorded as a receivable for open interest rate swap contracts of $301,259 at January 31, 2007.

At January 31, 2007, the Fund had sufficient cash and/or securities to cover margin requirements on open futures contracts.

  11  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48, ("FIN 48") "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, ("FAS 157") "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Trusts' financial statement disclosures.

  12  Restatement Information

Subsequent to the issuance of its January 31, 2006 financial statements, the Fund determined that the criteria for sale accounting in FAS 140 had not been met for certain transfers of municipal bonds during the fiscal years ended January 31, 2006, 2005, 2004 and 2003 and that the transfers should have been accounted for as secured borrowings rather than as sales. Accordingly, the Fund has restated the Statement of Changes in Net Assets for the year ended January 31, 2006 and certain financial highlights for the years ended January 31, 2006, 2005, 2004, and 2003, to give effect to recording the transfers of the municipal bonds as secured borrowings, including recording interest on the bonds as interest income and interest on the secured borrowings as interest expense in the Statement of Operations.

A summary of the effects of the restatement is as follows:

21

Eaton Vance High Yield Municipals Fund as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

High Yield

	2006
Statement of Changes in Net Assets for the year ended January 31, 2006:	Previously Reported	Restated
Net realized gain (loss) from investment transactions, financial futures contracts and interest rate swap contracts	$(5,145,694)	$(6,101,880)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	15,938,265	16,894,451
	2006		2005		2004		2003
Financial Highlights for the years ended January 31, 2006, 2005, 2004 and 2003	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated
Class A
Expense Ratios:
Total Expenses	0.94%	1.33%	0.99%	1.25%	1.02%	1.23%	1.05%	1.26%
Portfolio Turnover of the Portfolio			42%	30%	40%	16%	15%	12%
Portfolio Turnover of the Fund	34%	27%	10%	8%
Class B
Expense Ratios:
Total Expenses	1.69%	2.08%	1.74%	2.00%	1.77%	1.98%	1.80%	2.01%
Portfolio Turnover of the Portfolio			42%	30%	40%	16%	15%	12%
Portfolio Turnover of the Fund	34%	27%	10%	8%
Class C
Expense Ratios:
Total Expenses	1.69%	2.08%	1.74%	2.00%	1.77%	1.98%	1.80%	2.01%
Portfolio Turnover of the Portfolio			42%	30%	40%	16%	15%	12%
Portfolio Turnover of the Fund	34%	27%	10%	8%

While the Statements of Assets and Liabilities as of January 31, 2006, 2005, 2004 and 2003 (not presented herein) have not been reissued to give effect to the restatement, the principal effects of the restatement would be to increase investments and payable for floating rate notes issued by corresponding amounts at each year end, with no effect on previously reported net assets. The Statements of Operations for the years ended January 31, 2006, 2005, 2004 and 2003 (not presented herein) have not been reissued to give effect to the restatement, but the principal effects of the restatement would be to increase interest income and interest expense and fees by corresponding amounts each year, with no effect on the previously reported net increase in net assets resulting from operations.

The statement of changes in net assets for the years ended January 31, 2005, 2004, and 2003 not presented herein have not been reissued to give effect to the restatement, but the principal effects of the restatement, where applicable, would be to reverse previously reported net realized gain (loss) from investment transactions, financial future contracts and interest rate swap contracts, and net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts by corresponding and offsetting amounts.

22

Eaton Vance High Yield Municipals Fund as of January 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Municipals Trust II and Shareholders of Eaton Vance High Yield Municipals Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance High Yield Municipals Fund ("the Fund") (one of the series of Eaton Vance Municipals Trust II) (the "Trust"), including the portfolio of investments, as of January 31, 2007, the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance High Yield Municipals Fund as of January 31, 2007, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 12 to the financial statements, the statement of changes in net assets for the year ended January 31, 2006 and certain financial highlights for the years ended January 31, 2006, 2005, 2004, and 2003 have been restated.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 19, 2007

23

Eaton Vance High Yield Municipals Fund as of January 31, 2007

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2008 will show the tax status of all distributions paid to your account in calendar 2007. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends — The Fund designates 99.84% of dividends from net investment income as an exempt-interest dividend.

24

Eaton Vance High Yield Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval. At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a

25

Eaton Vance High Yield Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Eaton Vance High Yield Municipals Fund (the "Fund") with Boston Management and Research (the "Adviser"), including its fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes seven portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for the Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

26

Eaton Vance High Yield Municipals Fund

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Fund (referred to as "management fees"). As part of its review, the Board considered the Fund's management fees and total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that the Adviser had waived fees and/or paid expenses for the Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser in connection with its relationship with the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the Adviser's profitability may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and the Fund. The Board also concluded that, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

27

Eaton Vance High Yield Municipals Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Municipals Trust II (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee and Vice President	Since 1993	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; President, Chief Executive Officer and Director of EVD. Trustee and/or officer of 171 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC, EVD and EV, which are affiliates of the Trust.	171	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/26/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	171	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee since 1993 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company).	171	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	171	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	171	None

28

Eaton Vance High Yield Municipals Fund

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Norton H. Reamer 9/21/35	Trustee	Since 1993	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	171	None

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law.	171	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor.	171	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Cynthia J. Clemson 3/2/63	President	Since 2005(2)	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

William H. Ahern 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President	Since 1993	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of EVM and BMR. Officer of 171 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 171 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 171 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Ms. Clemson served as Vice President since 2004 and Ms. Campbell served as Assistant Treasurer since 1993.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

29

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Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance High Yield Municipals Fund
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

416-3/07  HYSRC

Annual Report January 31, 2007

EATON VANCE
MUNICIPALS
TRUST II

Florida Insured

Hawaii

Kansas

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Municipals Funds as of January 31, 2007

TABLE OF CONTENTS

Management’s Discussion of Fund Performance	2

Performance Information and Portfolio Composition

Florida Insured	3
Hawaii	4
Kansas	5

Fund Expenses	6

Financial Statements	8

Federal Tax Information	39

Board of Trustees’ Annual Approval of the Investment Advisory Agreements	40

Management and Organization	43

Eaton Vance Municipals Funds as of January 31, 2007

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

The investment objective of each Eaton Vance Municipals Fund (the “Funds”) is to provide current income exempt from regular federal income tax and particular state income taxes or other taxes. The Hawaii Fund and Kansas Fund primarily invest in investment- grade municipal obligations, but may also invest in lower-rated obligations. The Florida Insured Fund invests primarily in high-grade municipal obligations that are insured as to the timely payment of principal and interest.

Portfolio Managers:

Florida Insured Fund: Craig R. Brandon, CFA
Hawaii Fund: Robert B. MacIntosh, CFA
Kansas Fund: Thomas M. Metzold, CFA

Economic and Market Conditions

Fourth quarter economic growth rose to 2.2%, according to preliminary data, following the 2.0% growth rate achieved in the third quarter. With higher mortgage rates in the market, led largely by the persistent Federal Reserve (the “Fed”) tightening, the housing market continued to soften, with building permits and existing home sales leading the way. However, energy prices declined significantly in the quarter, somewhat offsetting the impact of a weakening housing market. The economy continued to create jobs over the period, with the unemployment rate standing at 4.6% as of January 31, 2007.

Inflation expectations moderated with the lower energy prices, although the core Consumer Price Index – measured on a year-over-year basis – has demonstrated a slow but steady rise. The Fed, which raised short-term rates 17 times since June 2004, is currently in a pausing mode, awaiting further economic inputs to determine the future direction of interest rate moves. At January 31, 2007, the Federal Funds rate stood at 5.25%.

Municipal market supply during the year ended January 31, 2007 was lower than it had been in the previous year. As a result, municipals have generally outperformed Treasury bonds for the year ended January 31, 2007, as demand has remained strong. At January 31, 2007, long-term AAA-rated, insured municipal bonds yielded 92% of U.S. Treasury bonds with similar maturities.*

For the year ended January 31, 2007, the Lehman Brothers Municipal Bond Index† (the “Index”), an unmanaged index of municipal bonds, posted a gain of 4.29%. For more information about the Funds’ performance and that of funds in the same Lipper Classification,† see the Performance Information and Portfolio Composition pages that follow.

Management Discussion

The Funds invest primarily in bonds with stated maturities of 10 years or longer, as longer-maturity bonds historically have provided greater tax-exempt income for investors than shorter-maturity bonds. Given the flattening of the yield curve for other fixed-income securities over the past 18 months — with shorter-maturity yields rising more than longer-maturity yields — management felt that the long end of the municipal curve was a relatively attractive place to be positioned.

Because of the mixed economic backdrop of contained inflation expectations, a weakened housing market and sustained growth in the labor market, Fund management continued to maintain a somewhat cautious outlook on interest rates. In this environment, Fund management continued to focus on finding relative value within the marketplace – in issuer names, coupons, maturities, sectors and jurisdictions. Relative value trading, which seeks to capitalize on undervalued securities, has enhanced the Funds’ returns during the period.

Florida Insured Municipals Fund Class A was ranked #1 (of 60 funds in the Lipper Insured Municipal Debt Funds Classification) for the year ended January 31, 2007, #5 (of 59 funds) for 3 years, #6 (of 59 funds) for 5 years and #4 (of 50 funds) for 10 years. Hawaii Municipals Fund Class A was ranked #1 (of 9 funds in the Lipper Hawaii Municipal Debt Funds Classification) for the year ended January 31, 2007, #1 (of 9 funds) for 3 years, #1 (of 9 funds) for 5 years and #2 (of 8 funds) for 10 years. Kansas Municipals Fund Class A was ranked #1 (of 9 funds in the Lipper Kansas Municipal Debt Funds Classification) for the year ended January 31, 2007, #3 (of 9 funds) for 3 years, #2 (of 8 funds) for 5 years and #1 (of 5 funds) for 10 years.† Rankings are based on percentage change in net asset value with all distributions reinvested and do not take sales charges into consideration. Source: Lipper, Inc. Past performance is no guarantee of future results.

†   It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

*  Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Eaton Vance Florida Insured Municipals Fund as of January 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	5.76%	4.99%	N.A.
Five Years	4.98	4.22	N.A.
Ten Years	5.34	4.59	N.A.
Life of Fund†	6.01	5.19	3.76	%*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.71%	-0.01%	N.A.
Five Years	3.96	3.88	N.A.
Ten Years	4.83	4.59	N.A.
Life of Fund†	5.61	5.19	2.76	%*

†Inception dates: Class A: 3/3/94; Class B: 3/2/94; Class C: 6/2/06

*Returns are cumulative since the inception of the share class.

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate (2)	4.16%	3.41%	3.41%
Taxable-Equivalent Distribution Rate (2),(3)	6.40	5.25	5.25
SEC 30-day Yield (4)	3.63	3.06	3.06
Taxable-Equivalent SEC 30-day Yield (3),(4)	5.58	4.71	4.71

Index Performance(5)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns

One Year	4.29%
Five Years	5.11
Ten Years	5.71

Lipper Averages(6)

Lipper Insured Municipal Debt Funds Classification - Average Annual Total Returns

One Year	3.48%
Five Years	4.24
Ten Years	4.74

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Florida Insured Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

* Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 3/2/94.

A $10,000 hypothetical investment at net asset value in Class A shares on 1/31/97 and Class C shares on 6/2/06 (commencement of operations) would have been valued at $16,826 and $10,376 ($10,276, including CDSC), respectively, on 1/31/07; a $10,000 hypothetical investment in Class A at maximum offering price on 1/31/97 would have been valued at $16,028. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution** 7

By total investments

** The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at January 31, 2007 is as follows:

AAA	93.3%
AA	1.4%
A	4.2%
Non-Rated	1.1%

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were included, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C shares reflect a 1% CDSC for the first year.

(2) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(3) Taxable-equivalent figures assume a maximum 35.0% federal income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(4) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Insured Municipal Debt Funds Classification contained 60, 59 and 50 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(7) As of 1/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Portfolio holdings information includes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Hawaii Municipals Fund as of January 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance(1)	Class A	Class B
Average Annual Total Returns (at net asset value)
One Year	5.28%	4.58%
Five Years	4.94	4.16
Ten Years	5.07	4.31
Life of Fund†	4.74	4.28

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.30%	-0.42%
Five Years	3.92	3.82
Ten Years	4.55	4.31
Life of Fund†	4.35	4.28

†Inception date: Class A: 3/14/94; Class B: 3/2/94

Distribution Rates/Yields	Class A	Class B
Distribution Rate (2)	4.07%	3.31%
Taxable-Equivalent Distribution Rate (2),(3)	6.82	5.55
SEC 30-day Yield (4)	3.36	2.77
Taxable-Equivalent SEC 30-day Yield (3),(4)	5.63	4.64

Index Performance(5)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns

One Year	4.29%
Five Years	5.11
Ten Years	5.71

Lipper Averages(6)

Lipper Hawaii Municipal Debt Funds Classification - Average Annual Total Returns

One Year	3.53%
Five Years	4.19
Ten Years	4.62

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Hawaii Municipals Fund Class B vs. the Lehman Brothers Municipal Bond Index*

* Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 3/2/94.

A $10,000 hypothetical investment at net asset value in Class A shares on 1/31/97 would have been valued at $16,397 on 1/31/07; a $10,000 hypothetical investment in Class A at maximum offering price on 1/31/97 would have been valued at $15,612. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution** (7)

By total investments

** The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at January 31, 2007 is as follows:

AAA	75.7%
AA	14.2%
A	1.7%
BBB	5.4%
B	1.9%
Non-Rated	1.1%

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B shares. If sales charges were included, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year.

(2) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(3) Taxable-equivalent figures assume a maximum 40.36% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(4) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Hawaii Municipal Debt Funds Classification contained 9, 9 and 8 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(7) As of 1/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Portfolio holdings information includes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Kansas Municipals Fund as of January 31, 2007

PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Lehman Brothers Municipal Bond Index, a broad-based, unmanaged market index. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B and in the Lehman Brothers Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on Fund distributions or redemptions of Fund shares.

Performance(1)	Class A	Class B	Class C
Average Annual Total Returns (at net asset value)
One Year	5.79%	4.92%	N.A.
Five Years	5.02	4.27	N.A.
Ten Years	5.30	4.55	N.A.
Life of Fund†	5.30	4.72	3.95	%*

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.74%	-0.08%	N.A.
Five Years	4.00	3.93	N.A.
Ten Years	4.79	4.55	N.A.
Life of Fund†	4.90	4.72	2.95	%*

†Inception dates: Class A: 3/3/94; Class B: 3/2/94; Class C: 6/2/06

*Returns are cumulative since the inception of the share class.

Distribution Rates/Yields	Class A	Class B	Class C
Distribution Rate (2)	4.05%	3.29%	3.29%
Taxable-Equivalent Distribution Rate (2),(3)	6.66	5.41	5.41
SEC 30-day Yield (4)	3.29	2.71	2.71
Taxable-Equivalent SEC 30-day Yield (3),(4)	5.41	4.46	4.46

Index Performance(5)

Lehman Brothers Municipal Bond Index – Average Annual Total Returns

One Year	4.29%
Five Years	5.11
Ten Years	5.71

Lipper Averages(6)

Lipper Kansas Municipal Debt Funds Classification - Average Annual Total Returns

One Year	3.82%
Five Years	4.09
Ten Years	4.50

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com

Comparison of Change in Value of a $10,000 Investment in Eaton Vance Kansas Municipal Fund Class B vs. the Lehman Brothers Municipal Bond Index*

* Sources: Thomson Financial; Lipper, Inc. Class B of the Fund commenced operations on 3/2/94.

A $10,000 hypothetical investment at net asset value in Class A shares on 1/31/97 and Class C shares on 6/2/06 (commencement of operations) would have been valued at $16,764 and $10,395 ($10,295, including CDSC), respectively, on 1/31/07; a $10,000 hypothetical investment in Class A at maximum offering price on 1/31/97 would have been valued at $15,969. It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

Rating Distribution** (7)

By total investments

** The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at January 31, 2007 is as follows:

AAA	84.5%
A	15.5%

(1) Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class B and Class C shares. If sales charges were included, returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B shares reflect the applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC returns for Class C shares reflect a 1% CDSC for the first year.

(2) The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last distribution per share (annualized) by the net asset value.

(3) Taxable-equivalent figures assume a maximum 39.19% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures.

(4) The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

(5) It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only.

(6) The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Kansas Municipal Debt Funds Classification contained 9, 8 and 5 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.

(7) As of 1/31/07. Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Portfolio holdings information includes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1B to the Fund’s financial statements. Portfolio information may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Municipals Funds as of January 31, 2007

FUND EXPENSES

Example:  As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 –January 31, 2007)

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Florida Insured Municipals Fund

	Beginning Account Value (8/1/06)	Ending Account Value (1/31/07)	Expenses Paid During Period* (8/1/06 – 1/31/07)
Actual
Class A	$1,000.00	$1,038.00	$5.60
Class B	$1,000.00	$1,033.30	$9.43
Class C	$1,000.00	$1,034.30	$9.54
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.70	$5.55
Class B	$1,000.00	$1,015.90	$9.35
Class C	$1,000.00	$1,015.80	$9.45

* Expenses are equal to the Fund's annualized expense ratio of 1.09% for Class A shares, 1.84% for Class B shares, and 1.86% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2006.

Eaton Vance Municipals Funds as of January 31, 2007

FUND EXPENSES CONT'D

Eaton Vance Hawaii Municipals Fund

	Beginning Account Value (8/1/06)	Ending Account Value (1/31/07)	Expenses Paid During Period* (8/1/06 – 1/31/07)
Actual
Class A	$1,000.00	$1,029.20	$5.83
Class B	$1,000.00	$1,025.20	$9.65
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.50	$5.80
Class B	$1,000.00	$1,015.70	$9.60

* Expenses are equal to the Fund's annualized expense ratio of 1.14% for Class A shares and 1.89% for Class B shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2006.

Eaton Vance Kansas Municipals Fund

	Beginning Account Value (8/1/06)	Ending Account Value (1/31/07)	Expenses Paid During Period* (8/1/06 – 1/31/07)
Actual
Class A	$1,000.00	$1,038.40	$4.83
Class B	$1,000.00	$1,034.70	$8.62
Class C	$1,000.00	$1,034.70	$8.77
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.50	$4.79
Class B	$1,000.00	$1,016.70	$8.54
Class C	$1,000.00	$1,016.60	$8.69

* Expenses are equal to the Fund's annualized expense ratio of 0.94% for Class A shares, 1.68% for Class B shares, and 1.71% for Class C shares multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2006.

Eaton Vance Florida Insured Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 110.8%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 0.7%
$250	Highlands County Health Facilities Authority, (Adventist Health System), Prerefunded to 11/15/13, 5.375%, 11/15/35	$272,650
		$272,650
Hospital — 4.9%
$1,000	Highlands County Health Facilities Authority, (Adventist Glenoaks Hospital/Adventist Healthcare), 5.00%, 11/15/31	$1,026,760
570	Jacksonville Economic Development Authority, (Mayo Clinic), 5.00%, 11/15/36	594,265
400	Orange County Health Facilities Authority, (Orlando Regional Healthcare), 5.125%, 11/15/39	418,008
		$2,039,033
Housing — 0.6%
$225	Pinellas County Housing Finance Authority, (Single Family Mortgage Revenue), (GNMA), (AMT), 5.80%, 3/1/29	$229,660
		$229,660
Insured-Electric Utilities — 6.3%
$1,250	Lakeland Energy System, (XLCA), 4.75%, 10/1/36	$1,275,675
600	Puerto Rico Electric Power Authority, (FSA), Variable Rate 6.67%, 7/1/29(1)(2)	659,466
600	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16(3)	676,798
		$2,611,939
Insured-Escrowed / Prerefunded — 6.5%
$1,160	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 0.00%, 10/1/19	$690,304
1,000	Dade County, Professional Sports Franchise Facility, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	1,157,280
350	Miami-Dade County Health Facilities Authority, (Miami Children's Hospital), (AMBAC), Prerefunded to 8/15/11, 5.125%, 8/15/26	371,885
461	Tampa Bay, Water Utility System, (FGIC), Prerefunded to 10/1/08, 4.75%, 10/1/27(3)	473,203
		$2,692,672

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations — 3.5%
$1,000	Florida Board of Education, Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32(4)	$1,045,160
330	Puerto Rico, (FSA), Variable Rate, 5.92%, 7/1/27(1)(5)	382,480
		$1,427,640
Insured-Hospital — 10.3%
$770	Brevard County Health Facilities Authority, (Health First, Inc.), (MBIA), 5.125%, 4/1/31	$798,205
250	Jacksonville Economic Development Authority, (Mayo Clinic), (MBIA), 5.50%, 11/15/36	267,682
1,000	Sarasota County Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	1,172,250
1,900	South Miami Health Facility Authority, Hospital Revenue, (Baptist Health), (AMBAC), 5.25%, 11/15/33	1,998,154
		$4,236,291
Insured-Housing — 1.2%
$500	Florida Housing Finance Authority, (Spinnaker Cove Apartments), (AMBAC), (AMT), 6.50%, 7/1/36	$510,075
		$510,075
Insured-Lease Revenue / Certificates of Participation — 1.3%
$500	Broward County School Board, Certificates of Participation, (FSA), 5.00%, 7/1/26	$517,345
		$517,345
Insured-Miscellaneous — 1.3%
$500	St. John's County Industrial Development Authority, (Professional Golf), (MBIA), 5.00%, 9/1/23	$522,745
		$522,745
Insured-Solid Waste — 1.2%
$500	Dade County, Resource Recovery Facilities, (AMBAC), (AMT), 5.50%, 10/1/13	$509,600
		$509,600
Insured-Special Assessment Revenue — 4.0%
$345	Celebration Community Development District, (MBIA), 5.125%, 5/1/20	$357,351

See notes to financial statements

Eaton Vance Florida Insured Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Assessment Revenue (continued)
$750	Crossings at Fleming Island Community Development District, (MBIA), 5.80%, 5/1/16	$801,705
490	Julington Creek, Plantation Community Development District, (MBIA), 5.00%, 5/1/29	509,546
		$1,668,602
Insured-Special Tax Revenue — 24.8%
$1,415	Cape Coral, Special Obligation, (MBIA), 4.50%, 10/1/36	$1,395,530
1,250	Clearwater, Spring Training Facilities, (MBIA), 5.375%, 3/1/31	1,470,087
1,245	Dade County, Special Obligation, (AMBAC), 5.00%, 10/1/35(3)	1,260,338
1,230	Jacksonville, Sales Tax, (AMBAC), 5.00%, 10/1/30	1,266,765
5,055	Miami-Dade County, Special Obligation, (MBIA), 0.00%, 10/1/36	1,140,004
900	Orange County Tourist Development, (AMBAC), 5.125%, 10/1/30(3)	939,957
600	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36(3)	601,122
340	Sunrise Public Facilities, (MBIA), 0.00%, 10/1/15	239,074
1,625	Tampa, Utility Tax, (AMBAC), 0.00%, 4/1/21	886,941
1,950	Tampa, Utility Tax, (AMBAC), 0.00%, 10/1/21	1,041,826
		$10,241,644
Insured-Transportation — 23.3%
$500	Dade County Aviation Facilities, (Miami International Airport), (FSA), (AMT), 5.125%, 10/1/22	$509,360
500	Dade County Seaport, (MBIA), 5.125%, 10/1/16	510,515
1,200	Greater Orlando Aviation Authority, (FGIC), (AMT), 5.25%, 4/1/13(3)	1,245,684
500	Hillsborough County Port District, (Tampa Port Authority Project), (MBIA), (AMT), 5.00%, 6/1/36	520,010
1,125	Miami-Dade County, Aviation Revenue, (Miami International Airport), (CIFG), 5.00%, 10/1/38(3)	1,170,668
1,250	Palm Beach County Airport System, (MBIA), (AMT), 5.00%, 10/1/34	1,307,163
795	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(3)	922,844
500	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	520,345
750	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	797,145

Principal Amount (000's omitted)	Security	Value
Insured-Transportation (continued)
$320	Tampa-Hillsborough County Expressway Authority, (AMBAC), 4.00%, 7/1/34	$293,987
500	Tampa-Hillsborough County Expressway Authority, (FGIC), 5.00%, 7/1/32	522,850
1,250	Tampa-Hillsborough County Expressway Authority, (FGIC), 5.00%, 7/1/35	1,307,125
		$9,627,696
Insured-Water and Sewer — 20.9%
$250	Florida Governmental Utility Authority, (Barefoot Bay Utility System), (AMBAC), 5.00%, 10/1/29	$256,805
1,330	Fort Lauderdale, Water and Sewer Revenue, (MBIA), 4.50%, 9/1/35	1,318,961
1,000	Jacksonville, Water and Sewer, (AMBAC), (AMT), 6.35%, 8/1/25	1,011,910
1,000	Marco Island, Utility System, (MBIA), 5.00%, 10/1/24	1,051,980
500	Marco Island, Utility System, (MBIA), 5.00%, 10/1/27	523,615
1,000	Marion County, Utility System, (FGIC), 5.00%, 12/1/31	1,035,980
750	Marion County, Utility System, (MBIA), 5.00%, 12/1/28	786,188
1,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	1,071,700
250	Tallahassee, Consolidated Utility System, (FGIC), 5.50%, 10/1/19	287,103
980	Tampa Bay Regional Water Supply Authority, (FGIC), 4.50%, 10/1/36	966,515
289	Tampa Bay, Water Utility System, (FGIC), 4.75%, 10/1/27(3)	292,236
		$8,602,993
Total Tax-Exempt Investments — 110.8% (identified cost $43,220,193)		$45,710,585
Other Assets, Less Liabilities — (10.8)%		$(4,442,347)
Net Assets — 100.0%		$41,268,238

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

See notes to financial statements

Eaton Vance Florida Insured Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association (Ginnie Mae)

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2007, 94.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.8% to 42.8% of total investments.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of the securities is $1,041,946 or 2.5% of the net assets.

(2)  Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2007.

(3)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(4)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2007.

See notes to financial statements

Eaton Vance Hawaii Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 103.5%
Principal Amount (000's omitted)	Security	Value
Education — 4.1%
$300	Hawaii Department of Budget and Finance, (Chaminade University of Honolulu), 4.75%, 1/1/36	$301,830
500	Hawaii Department of Budget and Finance, (Mid Pacific Institute), 4.625%, 1/1/36	489,055
		$790,885
Electric Utilities — 1.7%
$500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$324,455
		$324,455
Escrowed / Prerefunded — 6.1%
$750	Honolulu, Escrowed to Maturity, 4.75%, 9/1/17	$803,145
270	Maui County, Prerefunded to 3/1/11, 5.00%, 3/1/21	282,712
95	Maui County, Prerefunded to 3/1/11, 5.50%, 3/1/19	101,256
		$1,187,113
General Obligations — 3.2%
$305	Maui County, 5.00%, 3/1/21	$316,666
105	Maui County, 5.50%, 3/1/19	111,261
285	Puerto Rico, 0.00%, 7/1/15	200,868
		$628,795
Hospital — 2.9%
$100	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	$104,881
300	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.35%, 7/1/18	306,771
150	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.50%, 7/1/28	153,765
		$565,417
Industrial Development Revenue — 1.9%
$345	Hawaii Department of Transportation Special Facilities, (Continental Airlines), (AMT), 7.00%, 6/1/20	$368,629
		$368,629
Insured-Education — 8.3%
$500	Hawaii State Housing Development Corp., (University of Hawaii), (AMBAC), 5.65%, 10/1/16	$503,250

Principal Amount (000's omitted)	Security	Value
Insured-Education (continued)
$240	University of Hawaii Board of Regents, University System, (FSA), 5.00%, 10/1/18	$250,579
375	University of Hawaii, (MBIA), 4.25%, 7/15/30	361,234
500	University of Hawaii, (MBIA), 4.50%, 7/15/32	498,860
		$1,613,923
Insured-Electric Utilities — 7.2%
$250	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (AMBAC), (AMT), 5.75%, 12/1/18	$263,587
500	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (FGIC), (AMT), 4.80%, 1/1/25	508,015
600	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33(1)	615,490
		$1,387,092
Insured-Escrowed / Prerefunded — 9.6%
$100	Hawaii Airports System, (MBIA), (AMT), Escrowed to Maturity, 6.90%, 7/1/12	$109,245
350	Hawaii County, (FGIC), Prerefunded to 7/15/11, 5.125%, 7/15/21	366,863
1,000	Honolulu, City and County Board Water Supply Systems, (FSA), Prerefunded to 7/1/11, 5.25%, 7/1/31(2)	1,061,130
300	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(1)	318,749
		$1,855,987
Insured-General Obligations — 15.0%
$350	Hawaii County, (FGIC), 5.55%, 5/1/10	$368,812
375	Hawaii, (FSA), 5.125%, 2/1/22	392,910
1,000	Hawaii, (MBIA), 5.25%, 5/1/24	1,076,630
500	Kauai County, (FGIC), 5.00%, 8/1/29	527,795
300	Kauai County, (MBIA), 5.00%, 8/1/24	310,992
200	Puerto Rico, (FSA), Variable Rate, 5.92%, 7/1/27(3)(4)	231,806
		$2,908,945
Insured-Lease Revenue / Certificates of Participation — 4.1%
$750	Hawaii State Housing Development Corp., (Kapolei Office), (FSA), 5.00%, 11/1/31	$795,390
		$795,390

See notes to financial statements

Eaton Vance Hawaii Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-Special Tax Revenue — 6.9%
$95	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$37,014
800	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	150,912
600	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, 5.00%, 7/1/28(1)	613,291
2,675	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	528,794
		$1,330,011
Insured-Transportation — 14.2%
$500	Hawaii Airports System, (FGIC), (AMT), 5.25%, 7/1/21	$518,800
250	Hawaii Highway, (FSA), 5.00%, 7/1/22	258,742
900	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/23	930,366
500	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/31	520,040
450	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(1)	522,365
		$2,750,313
Insured-Water and Sewer — 12.2%
$500	Honolulu, City and County Board Water Supply Systems, (MBIA), 4.75%, 7/1/31	$513,550
1,000	Honolulu, City and County Wastewater System, (FGIC), 0.00%, 7/1/18	617,320
150	Honolulu, City and County Wastewater System, (FGIC), 5.00%, 7/1/25	158,484
1,000	Honolulu, City and County Wastewater System, (MBIA), 5.00%, 7/1/25	1,063,660
		$2,353,014
Other Revenue — 3.3%
$600	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34	$639,906
		$639,906

		Value
Special Tax Revenue — 2.8%
$250	Hawaii Highway Revenue, 5.50%, 7/1/18	$283,970
250	Virgin Islands Public Facilities Authority, 5.625%, 10/1/25	257,198
		$541,168
Total Tax-Exempt Investments — 103.5% (identified cost $18,999,324)		$20,041,043
Other Assets, Less Liabilities — (3.5)%		$(681,423)
Net Assets — 100.0%		$19,359,620

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2007, 74.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 22.7% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(3)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2007.

(4)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of the securities is $231,806 or 1.2% of the net assets.

See notes to financial statements

Eaton Vance Kansas Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 101.5%
Principal Amount (000's omitted)	Security	Value
Escrowed / Prerefunded — 7.5%
$550	Kansas Highway Transportation Department, Prerefunded to 9/1/09, 5.25%, 9/1/19	$570,460
415	Labette County, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	304,120
1,000	Saline County, SFMR, Escrowed to Maturity, 0.00%, 12/1/15	701,270
500	University of Kansas Hospital Authority, Prerefunded to 9/1/12, 5.50%, 9/1/22	541,470
		$2,117,320
Hospital — 13.1%
$500	Kansas Development Finance Authority, (Hays Medical Center), 5.00%, 11/15/22	$519,975
750	Lawrence Memorial Hospital, 5.125%, 7/1/36	786,510
825	Salina Hospital, (Salina Regional Health Center), 5.00%, 10/1/36	855,970
250	Sedgwick County Health Care Facility, (Catholic Care Center, Inc.), 5.875%, 11/15/31	259,162
750	University of Kansas Hospital Authority, 4.50%, 9/1/32	732,697
500	Wichita, (Christi Health Systems, Inc.), 6.25%, 11/15/24	527,945
		$3,682,259
Insured-Education — 4.4%
$100	Kansas Development Finance Authority, (Kansas Board of Regents), (AMBAC), 5.00%, 4/1/14	$107,138
550	Kansas Development Finance Authority, (Kansas State University-Athletic Facility), (AMBAC), 0.00%, 7/1/18	341,814
750	Kansas Development Finance Authority, (University of Kansas Center for Research), (XLCA), 5.00%, 2/1/26	791,992
		$1,240,944
Insured-Electric Utilities — 9.0%
$250	Augusta, Electric System, (AMBAC), 5.00%, 8/1/22	$261,480
1,000	Burlington, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	1,067,780
665	La Cygne, (Kansas City Power & Light Co.), (XLCA), 4.65%, 9/1/35	663,411
500	Wyandotte County & Kansas City Unified Government Utilities System, (FSA), 5.00%, 9/1/28	525,565
		$2,518,236

Principal Amount (000's omitted)	Security	Value
Insured-Escrowed / Prerefunded — 16.6%
$250	Butler and Sedgwick County, Unified School District #385, (FSA), Prerefunded to 9/1/09, 5.40%, 9/1/18	$260,277
500	Chisholm Creek Utility Authority, Water and Wastewater, (Bel Aire & Park City), (MBIA), Prerefunded to 9/1/12, 5.25%, 9/1/20	536,800
250	Johnson County, Unified School District #232, (FSA), Prerefunded to 9/1/10, 4.75%, 9/1/19	258,260
250	Kansas Development Finance Authority, (7th and Harrison Project), (AMBAC), Prerefunded to 12/1/09, 5.75%, 12/1/27	263,547
250	Pratt, Electric System, (AMBAC), Prerefunded to 5/1/10, 5.25%, 5/1/18	261,320
690	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32(1)	733,123
750	Scott County, Unified School District #466, (FGIC), Prerefunded to 9/1/12, 5.00%, 9/1/22	795,840
500	Sedgwick County, Unified School District #267, (AMBAC), Prerefunded to 11/1/09, 5.00%, 11/1/19	516,620
500	Topeka, Water Pollution Control Utility System, (FGIC), Prerefunded to 8/1/08, 5.40%, 8/1/31	517,360
500	Washburn University, Topeka, (Living Learning Center), (AMBAC), Prerefunded to 7/1/09, 6.125%, 7/1/29	527,530
		$4,670,677
Insured-General Obligations — 24.7%
$250	Butler and Sedgwick County, Unified School District #385, (FGIC), 5.00%, 9/1/19	$258,725
1,350	Butler County, Unified School District #490, (FSA), 5.00%, 9/1/30	1,424,614
1,000	Geary County, (XLCA), 3.50%, 9/1/31	840,970
350	Geary County, Unified School District #475, (MBIA), 3.00%, 9/1/26	282,723
600	Johnson County, Unified School District #231, (AMBAC), 5.00%, 10/1/27	637,536
200	Johnson County, Unified School District #231, (FGIC), 6.00%, 10/1/16	233,894
300	Johnson County, Unified School District #233, (FGIC), 5.50%, 9/1/17	340,506
750	Leavenworth County, Unified School District #464, (MBIA), 5.00%, 9/1/28	792,563
500	Lyon County, Unified School District #253, (FGIC), 4.75%, 9/1/21	514,925
240	Puerto Rico, (MBIA), 5.50%, 7/1/20(1)	275,071
750	Reno County, Unified School District #308, (MBIA), 4.00%, 9/1/26	709,455
150	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/17	127,554

See notes to financial statements

Eaton Vance Kansas Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

Principal Amount (000's omitted)	Security	Value
Insured-General Obligations (continued)
$600	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/18	$502,110
		$6,940,646
Insured-Hospital — 7.7%
$250	Coffeyville, Public Building Commission Health Care Facility, (Coffeyville Regional Medical Center), (AMBAC), 5.00%, 8/1/22	$259,048
500	Kansas Development Finance Authority, (Sisters Of Charity - Leavenworth), (MBIA), 5.00%, 12/1/25	508,330
500	Kansas Development Finance Authority, (St. Luke's/Shawnee Mission), (MBIA), 5.375%, 11/15/26	510,470
600	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (MBIA), 5.375%, 11/15/24	634,254
250	Manhattan Hospital, (Mercy Health Center), (FSA), 5.20%, 8/15/26	259,423
		$2,171,525
Insured-Housing — 0.9%
$250	Augusta Public Building Commission Revenue, (Cottonwood Point, Inc.), (MBIA), 5.25%, 4/1/22	$264,085
		$264,085
Insured-Industrial Development Revenue — 0.9%
$250	Wyandotte, (BPU Office Building), (MBIA), 5.00%, 5/1/21	$260,113
		$260,113
Insured-Lease Revenue / Certificates of Participation — 3.3%
$500	Kansas Development Finance Authority, (Capital Restoration Parking Facility), (FSA), 5.00%, 10/1/21	$526,005
360	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24(1)	398,576
		$924,581
Insured-Other Revenue — 2.6%
$250	Kansas Development Finance Authority, (Department of Administration), (FGIC), 5.00%, 11/1/25	$266,365

Principal Amount (000's omitted)	Security	Value
Insured-Other Revenue (continued)
$440	Kansas Development Finance Authority, (Kansas State Projects), (MBIA), 5.00%, 5/1/26	$464,460
		$730,825
Insured-Special Tax Revenue — 2.5%
$250	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$97,405
150	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	37,814
525	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 7.092%, 7/1/28(2)(3)	558,227
		$693,446
Insured-Transportation — 5.7%
$750	Kansas Turnpike Authority, (FSA), 5.00%, 9/1/24	$783,353
600	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41(1)	696,486
100	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 7.355%, 7/1/32(2)(3)(4)	112,321
		$1,592,160
Insured-Water and Sewer — 1.9%
$500	Kansas Development Finance Authority, Public Water Supply, (AMBAC), 5.00%, 4/1/24	$520,735
		$520,735
Water and Sewer — 0.7%
$200	Kansas Development Finance Authority, 5.00%, 11/1/21	$208,958
		$208,958
Total Tax-Exempt Investments — 101.5% (identified cost $27,300,275)		$28,536,510
Other Assets, Less Liabilities — (1.5)%		$(415,208)
Net Assets — 100.0%		$28,121,302

AMBAC - AMBAC Financial Group, Inc.

CIFG - CDC IXIS Financial Guaranty North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

MBIA - Municipal Bond Insurance Association

XLCA - XL Capital Assurance, Inc.

See notes to financial statements

Eaton Vance Kansas Municipals Fund as of January 31, 2007

PORTFOLIO OF INVESTMENTS CONT'D

The Fund invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at January 31, 2007, 78.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 22.1% of total investments.

(1)  Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

(2)  Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at January 31, 2007.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, the aggregate value of the securities is $670,548 or 2.4% of the net assets.

(4)  Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of January 31, 2007

	Florida Insured Fund	Hawaii Fund	Kansas Fund
Assets
Investments —
Identified cost	$43,220,193	$18,999,324	$27,300,275
Unrealized appreciation	2,490,392	1,041,719	1,236,235
Investments, at value	$45,710,585	$20,041,043	$28,536,510
Cash	$56,416	$407,809	$643,004
Receivable for investments sold	153,000	—	—
Receivable for Fund shares sold	175,906	528,222	22,069
Interest receivable	557,347	179,453	389,756
Receivable for open interest rate swap contracts	—	9,288	—
Total assets	$46,653,254	$21,165,815	$29,591,339
Liabilities
Payable for floating rate notes issued	$4,685,000	$1,690,000	$1,260,000
Interest expense and fees payable	47,298	13,130	22,160
Payable for Fund shares redeemed	134,585	3,248	16,893
Payable for daily variation margin on open financial futures contracts	47,500	25,625	—
Demand note payable	300,000	—	—
Dividends payable	83,127	28,957	40,590
Payable for open interest rate swap contracts	18,399	—	77,507
Payable to affiliate for investment advisory fees	8,243	2,340	4,339
Payable to affiliate for distribution and service fees	13,927	6,721	7,846
Accrued expenses	46,937	36,174	40,702
Total liabilities	$5,385,016	$1,806,195	$1,470,037
Net Assets	$41,268,238	$19,359,620	$28,121,302
Sources of Net Assets
Paid-in capital	$40,266,117	$18,679,215	$27,401,124
Accumulated net realized loss (computed on the basis of identified cost)	(1,708,811)	(507,920)	(410,502)
Distributions in excess of net investment income	(76,669)	(26,648)	(28,048)
Net unrealized appreciation (computed on the basis of identified cost)	2,787,601	1,214,973	1,158,728
Total	$41,268,238	$19,359,620	$28,121,302
Class A Shares
Net Assets	$30,821,540	$13,856,094	$23,177,215
Shares Outstanding	2,723,605	1,418,061	2,203,853
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.32	$9.77	$10.52
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$11.88	$10.26	$11.04
Class B Shares
Net Assets	$10,420,747	$5,503,526	$4,221,427
Shares Outstanding	930,948	556,652	404,818
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.19	$9.89	$10.43
Class C Shares
Net Assets	$25,951	$—	$722,660
Shares Outstanding	2,320	—	69,294
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$11.19	$—	$10.43

On sales of $25,000 or more, the offering price of Class A shares is reduced.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Operations

For the Year Ended January 31, 2007

	Florida Insured Fund	Hawaii Fund	Kansas Fund
Investment Income
Interest	$2,321,845	$940,258	$1,250,518
Total investment income	$2,321,845	$940,258	$1,250,518
Expenses
Investment adviser fee	$103,599	$26,448	$43,449
Trustees' fees and expenses	1,701	170	931
Distribution and service fees
Class A	61,094	23,318	39,753
Class B	118,031	57,738	44,179
Class C	33	—	1,576
Legal and accounting services	39,329	31,725	31,275
Printing and postage	6,270	4,613	7,235
Interest expense and fees	168,900	62,012	60,962
Custodian fee	40,796	26,084	31,181
Transfer and dividend disbursing agent fees	13,341	8,891	12,813
Registration fees	—	208	545
Miscellaneous	21,989	11,507	14,391
Total expenses	$575,083	$252,714	$288,290
Deduct — Reduction of custodian fee	7,243	7,116	11,181
Total expense reductions	$7,243	$7,116	$11,181
Net expenses	$567,840	$245,598	$277,109
Net investment income	$1,754,005	$694,660	$973,409
Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (identified cost basis)	$244,612	$55,297	$27,570
Financial futures contracts	118,242	(29,378)	354,722
Interest rate swap contracts	—	—	(14,622)
Net realized gain	$362,854	$25,919	$367,670
Change in unrealized appreciation —
Investments (identified cost basis)	$13,866	$(41,009)	$34,477
Financial futures contracts	225,991	171,727	60,670
Interest rate swap contracts	(18,399)	9,288	(77,507)
Net change in unrealized appreciation	$221,458	$140,006	$17,640
Net realized and unrealized gain	$584,312	$165,925	$385,310
Net increase in net assets from operations	$2,338,317	$860,585	$1,358,719

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended January 31, 2007

Increase (Decrease) in Net Assets	Florida Insured Fund	Hawaii Fund	Kansas Fund
From operations —
Net investment income	$1,754,005	$694,660	$973,409
Net realized gain from investment transactions, financial futures contracts and interest rate swap contracts	362,854	25,919	367,670
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts	221,458	140,006	17,640
Net increase in net assets from operations	$2,338,317	$860,585	$1,358,719
Distributions to shareholders —
From net investment income
Class A	$(1,307,493)	$(479,297)	$(814,549)
Class B	(438,605)	(205,052)	(156,303)
Class C	(106)	—	(5,244)
Total distributions to shareholders	$(1,746,204)	$(684,349)	$(976,096)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,420,625	$3,363,376	$6,847,106
Class B	290,444	153,950	208,947
Class C	26,000	—	723,326
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	470,144	255,625	460,623
Class B	200,314	98,672	98,172
Class C	106	—	1,292
Cost of shares redeemed
Class A	(6,724,545)	(940,521)	(2,211,645)
Class B	(2,553,332)	(667,821)	(572,036)
Net asset value of shares exchanged
Class A	1,337,348	828,884	649,147
Class B	(1,337,348)	(828,884)	(649,147)
Net increase (decrease) in net assets from Fund share transactions	$(3,870,244)	$2,263,281	$5,555,785
Net increase (decrease) in net assets	$(3,278,131)	$2,439,517	$5,938,408
Net Assets
At beginning of year	$44,546,369	$16,920,103	$22,182,894
At end of year	$41,268,238	$19,359,620	$28,121,302
Distributions in excess of net investment income included in net assets
At end of year	$(76,669)	$(26,648)	$(28,048)

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

For the Year Ended January 31, 2006

Increase (Decrease) in Net Assets	Florida Insured Fund	Hawaii Fund	Kansas Fund
From operations —
Net investment income	$1,806,484	$689,884	$870,742
Net realized gain from investment transactions, financial futures contracts, interest rate swaps	(416,617)	(28,209)	3,020
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swaps	(394,560)	(312,720)	(403,761)
Net increase in net assets from operations	$995,307	$348,955	$470,001
Distributions to shareholders —
From net investment income
Class A	$(1,247,874)	$(396,193)	$(683,132)
Class B	(572,088)	(304,778)	(187,142)
Total distributions to shareholders	$(1,819,962)	$(700,971)	$(870,274)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$9,836,019	$399,551	$2,089,180
Class B	664,993	306,612	375,880
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	433,338	210,052	416,842
Class B	273,537	161,648	115,203
Cost of shares redeemed
Class A	(5,972,578)	(668,897)	(1,799,768)
Class B	(3,882,604)	(1,593,549)	(692,360)
Net asset value of shares exchanged
Class A	1,271,083	2,072,749	778,638
Class B	(1,271,083)	(2,072,749)	(778,638)
Net increase (decrease) in net assets from Fund share transactions	$1,352,705	$(1,184,583)	$504,977
Net increase (decrease) in net assets	$528,050	$(1,536,599)	$104,704
Net Assets
At beginning of year	$44,018,319	$18,456,702	$22,078,190
At end of year	$44,546,369	$16,920,103	$22,182,894
Accumulated distributions in excess of net investment income included in net assets
At end of year	$(83,106)	$(27,497)	$(18,370)

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Insured Fund — Class A
	Year Ended January 31,
	2007(1)	2006(1)(2)	2005(1)(2)		2004(1)(2)		2003(2)
Net asset value — Beginning of year	$11.170	$11.380	$11.540		$11.430		$11.170
Income (loss) from operations
Net investment income	$0.483	$0.490	$0.524		$0.531		$0.554
Net realized and unrealized gain (loss)	0.148	(0.204)	(0.155)		0.129		0.256
Total income from operations	$0.631	$0.286	$0.369		$0.660		$0.810
Less distributions
From net investment income	$(0.481)	$(0.496)	$(0.529)		$(0.550)		$(0.550)
Total distributions	$(0.481)	$(0.496)	$(0.529)		$(0.550)		$(0.550)
Net asset value — End of year	$11.320	$11.170	$11.380		$11.540		$11.430
Total Return(3)	5.76%	2.58%	3.34%		5.90%		7.40%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$30,822	$30,896	$25,848		$20,845		$13,499
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.73%	0.72%	0.70	%(4)	0.72	%(4)	0.70	%(4)
Interest and fee expense(5)	0.39%	0.20%	0.23	%(4)	0.22	%(4)	0.28	%(4)
Total expenses	1.12%	0.92%	0.93	%(4)	0.94	%(4)	0.98	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.71%	0.70%	0.69	%(4)	0.70	%(4)	0.69	%(4)
Net investment income	4.29%	4.36%	4.64%		4.62%		4.90%
Portfolio Turnover of the Portfolio(6)	—	—	0%		17%		27%
Portfolio Turnover of the Fund	33%	28%	12%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  As Restated — See Note 12.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Insured Fund — Class B
	Year Ended January 31,
	2007(1)	2006(1)(2)	2005(1)(2)		2004(1)(2)		2003(2)
Net asset value — Beginning of year	$11.040	$11.250	$11.420		$11.300		$11.050
Income (loss) from operations
Net investment income	$0.396	$0.406	$0.436		$0.442		$0.466
Net realized and unrealized gain (loss)	0.146	(0.209)	(0.167)		0.138		0.244
Total income from operations	$0.542	$0.197	$0.269		$0.580		$0.710
Less distributions
From net investment income	$(0.392)	$(0.407)	$(0.439)		$(0.460)		$(0.460)
Total distributions	$(0.392)	$(0.407)	$(0.439)		$(0.460)		$(0.460)
Net asset value — End of year	$11.190	$11.040	$11.250		$11.420		$11.300
Total Return(3)	4.99%	1.78%	2.64	%(4)	5.22%		6.54%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$10,421	$13,650	$18,170		$27,069		$23,608
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.47%	1.45	%(5)	1.47	%(5)	1.45	%(5)
Interest and fee expense(6)	0.39%	0.20%	0.23	%(5)	0.22	%(5)	0.28	%(5)
Total expenses	1.87%	1.67%	1.68	%(5)	1.69	%(5)	1.73	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.46%	1.45%	1.44	%(5)	1.45	%(5)	1.44	%(5)
Net investment income	3.56%	3.64%	3.89%		3.89%		4.18%
Portfolio Turnover of the Portfolio(7)	—	—	0%		17%		27%
Portfolio Turnover of the Fund	33%	28%	12%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  As Restated — See Note 12.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.13% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Florida Insured Fund — Class C
	Period Ended January 31, 2007(1)(2)
Net asset value — Beginning of period	$11.040
Income (loss) from operations
Net investment income	$0.202
Net realized and unrealized gain	0.209
Total income from operations	$0.411
Less distributions
From net investment income	$(0.261)
Total distributions	$(0.261)
Net asset value — End of period	$11.190
Total Return(3)	3.76%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$26
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.48	%(4)
Interest and fee expense(5)	0.39	%(4)
Total expenses	1.87	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.46	%(4)
Net investment income	2.70	%(4)
Portfolio Turnover	33	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, June 2, 2006 to January 31, 2007.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(6)  For the year ended January 31, 2007.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Hawaii Fund — Class A
	Year Ended January 31,
	2007(1)	2006(1)(2)		2005(1)(2)		2004(1)(2)		2003(1)(2)
Net asset value — Beginning of year	$9.670	$9.850		$9.910		$9.700		$9.580
Income (loss) from operations
Net investment income	$0.406	$0.408		$0.444		$0.433		$0.454
Net realized and unrealized gain (loss)	0.096	(0.172)		(0.069)		0.230		0.124
Total income from operations	$0.502	$0.236		$0.375		$0.663		$0.578
Less distributions
From net investment income	$(0.402)	$(0.416)		$(0.435)		$(0.453)		$(0.458)
Total distributions	$(0.402)	$(0.416)		$(0.435)		$(0.453)		$(0.458)
Net asset value — End of year	$9.770	$9.670		$9.850		$9.910		$9.700
Total Return(3)	5.28%	2.46	%(4)	3.91%		6.99%		6.14%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$13,856	$10,239		$8,394		$2,442		$694
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.82%	0.88%		0.80	%(5)	0.83	%(5)	0.80	%(5)
Interest and fee expense(6)	0.35%	0.18%		0.10	%(5)	0.09	%(5)	0.10	%(5)
Total expenses	1.17%	1.06%		0.90	%(5)	0.92	%(5)	0.90	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.78%	0.86%		0.79	%(5)	0.81	%(5)	0.75	%(5)
Net investment income	4.16%	4.20%		4.55%		4.41%		4.68%
Portfolio Turnover of the Portfolio(7)	—	—		19%		4%		24%
Portfolio Turnover of the Fund	28%	22%		7%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  As Restated — See Note 12.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  During the year ended January 31, 2006, the Fund realized a gain on the disposal of an investment security which did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Hawaii Fund — Class B
	Year Ended January 31,
	2007(1)	2006(1)(2)		2005(1)(2)		2004(1)(2)		2003(1)(2)
Net asset value — Beginning of year	$9.780	$9.970		$10.040		$9.830		$9.720
Income (loss) from operations
Net investment income	$0.340	$0.344		$0.379		$0.374		$0.388
Net realized and unrealized gain (loss)	0.102	(0.187)		(0.083)		0.223		0.117
Total income from operations	$0.442	$0.157		$0.296		$0.597		$0.505
Less distributions
From net investment income	$(0.332)	$(0.347)		$(0.366)		$(0.387)		$(0.395)
Total distributions	$(0.332)	$(0.347)		$(0.366)		$(0.387)		$(0.395)
Net asset value — End of year	$9.890	$9.780		$9.970		$10.040		$9.830
Total Return(3)	4.58%	1.62	%(4)	3.21	%(5)	6.18%		5.28%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$5,504	$6,681		$10,063		$17,295		$17,172
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.57%	1.63%		1.55	%(6)	1.58	%(6)	1.55	%(6)
Interest and fee expense(7)	0.35%	0.18%		0.10	%(6)	0.09	%(6)	0.10	%(6)
Total expenses	1.92%	1.81%		1.65	%(6)	1.67	%(6)	1.65	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.53%	1.61%		1.54	%(6)	1.56	%(6)	1.50	%(6)
Net investment income	3.45%	3.49%		3.83%		3.76%		3.95%
Portfolio Turnover of the Portfolio(8)	—	—		19%		4%		24%
Portfolio Turnover of the Fund	28%	22%		7%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  As Restated — See Note 12.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  During the year ended January 31, 2006, the Fund realized a gain on the disposal of an investment security which did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

(5)  Total return reflects an increase of 0.13% due to a change in the timing of the payment and reinvestment of distributions.

(6)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(7)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(8)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kansas Fund — Class A
	Year Ended January 31,
	2007(1)		2006(1)(2)		2005(1)(2)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.360		$10.560		$10.680		$10.500		$10.230
Income (loss) from operations
Net investment income	$0.426		$0.434		$0.470		$0.487		$0.478
Net realized and unrealized gain (loss)	0.163		(0.200)		(0.114)		0.164		0.255
Total income from operations	$0.589		$0.234		$0.356		$0.651		$0.733
Less distributions
From net investment income	$(0.429)		$(0.434)		$(0.476)		$(0.471)		$(0.463)
Total distributions	$(0.429)		$(0.434)		$(0.476)		$(0.471)		$(0.463)
Net asset value — End of year	$10.520		$10.360		$10.560		$10.680		$10.500
Total Return(3)	5.79%		2.28%		3.46%		6.33%		7.30%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$23,177		$17,112		$15,920		$11,179		$10,354
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	0.77%		0.83%		0.77	%(4)	0.79	%(4)	0.86	%(4)
Interest and fee expense	0.25	%(5)	0.23	%(5)	0.12	%(4)(5)	—		—
Total expenses	1.02%		1.06%		0.89	%(4)	0.79	%(4)	0.86	%(4)
Expenses after custodian fee reduction excluding interest and fees	0.73%		0.82%		0.76	%(4)	0.78	%(4)	0.83	%(4)
Net investment income	4.08%		4.17%		4.48%		4.59%		4.58%
Portfolio Turnover of the Portfolio(6)	—		—		10%		20%		17%
Portfolio Turnover of the Fund	12%		17%		8%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  As Restated — See Note 12.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(6)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kansas Fund — Class B
	Year Ended January 31,
	2007(1)		2006(1)(2)		2005(1)(2)		2004(1)		2003(1)
Net asset value — Beginning of year	$10.280		$10.470		$10.590		$10.420		$10.140
Income (loss) from operations
Net investment income	$0.348		$0.355		$0.394		$0.404		$0.400
Net realized and unrealized gain (loss)	0.150		(0.192)		(0.120)		0.156		0.263
Total income from operations	$0.498		$0.163		$0.274		$0.560		$0.663
Less distributions
From net investment income	$(0.348)		$(0.353)		$(0.394)		$(0.390)		$(0.383)
Total distributions	$(0.348)		$(0.353)		$(0.394)		$(0.390)		$(0.383)
Net asset value — End of year	$10.430		$10.280		$10.470		$10.590		$10.420
Total Return(3)	4.92%		1.60%		2.84	%(4)	5.45%		6.64%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$4,221		$5,071		$6,158		$11,961		$11,246
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52%		1.58%		1.52	%(5)	1.54	%(5)	1.61	%(5)
Interest and fee expense	0.25	%(6)	0.23	%(6)	0.12	%(5)(6)	—		—
Total expenses	1.77%		1.81%		1.64	%(5)	1.54	%(5)	1.61	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.48%		1.57%		1.51	%(5)	1.53	%(5)	1.58	%(5)
Net investment income	3.37%		3.44%		3.77%		3.85%		3.87%
Portfolio Turnover of the Portfolio(7)	—		—		10%		20%		17%
Portfolio Turnover of the Fund	12%		17%		8%		—		—

(1)  Net investment income per share was computed using average shares outstanding.

(2)  As Restated — See Note 12.

(3)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Total return reflects an increase of 0.12% due to a change in the timing of the payment and reinvestment of distributions.

(5)  Includes the Fund's share of its corresponding Portfolio's allocated expenses while the Fund was making investments directly into the Portfolio.

(6)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(7)  Portfolio turnover represents the rate of portfolio activity for the period while the Fund was making investments directly into the Portfolio.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Kansas Fund — Class C
	Period Ended January 31, 2007(1)(2)
Net asset value — Beginning of period	$10.260
Income (loss) from operations
Net investment income	$0.211
Net realized and unrealized gain	0.191
Total income from operations	$0.402
Less distributions
From net investment income	$(0.232)
Total distributions	$(0.232)
Net asset value — End of period	$10.430
Total Return(3)	3.95%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$723
Ratios (As a percentage of average daily net assets):
Expenses excluding interest and fees	1.52	%(4)
Interest and fee expense(5)	0.25	%(4)
Total expenses	1.77	%(4)
Expenses after custodian fee reduction excluding interest and fees	1.48	%(4)
Net investment income	3.01	%(4)
Portfolio Turnover	12	%(6)

(1)  Net investment income per share was computed using average shares outstanding.

(2)  For the period from the start of business, June 2, 2006 to January 31, 2007.

(3)  Returns are historical and are calculated by determining the percentage change in the net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Annualized.

(5)  Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1B).

(6)  For the year ended January 31, 2007.

See notes to financial statements

Eaton Vance Municipals Funds as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS

  1  Significant Accounting Policies

Eaton Vance Municipals Trust II (the Trust) is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust presently consists of four Funds, three of which are included in these financial statements. They include Eaton Vance Florida Insured Municipals Fund (Florida Insured Fund), Eaton Vance Hawaii Municipals Fund (Hawaii Fund) and Eaton Vance Kansas Municipals Fund (Kansas Fund) (individually, the "Fund", collectively, the "Funds"). The Funds, each non-diversified, seek to achieve current income exempt from regular federal income tax and particular state or local income or other taxes by investing primarily in investment grade municipal obligations. The Hawaii Fund offers two classes of shares. The Florida Insured Fund and the Kansas Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B shares and Class C shares of Florida Insured Fund and Kansas Fund are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). The Trustees have adopted a conversion feature pursuant to which Class B shares of each Fund automatically convert to Class A shares eight years after their purchase, as described in each Fund's prospectus. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class specific expenses.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Municipal bonds and taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued at closing settlement prices. Over-the-counter options on financial futures contracts are normally valued at the mean between the latest bid and asked prices. Interest rate swaps are normally valued on the basis of valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which valuations or market quotations are unavailable, and investments for which the price of a security is not believed to represent its fair market value, are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Floating Rate Notes Issues in Conjunction with Securities Held — The Funds sell a fixed-rate bond to a broker for cash. At the same time the Funds buy a residual interest in a Special Purpose Vehicle's (which is generally organized as a trust) ("SPV") assets and cash flows set up by the broker, often referred to as an inverse floating rate obligation ("Inverse Floater"). The broker deposits a fixed-rate bond into the trust with the same CUSIP number as the fixed-rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed-rate bond purchased from the Fund, (the "Fixed-Rate Bond"). The SPV also issues floating-rate notes ("Floating-Rate Notes") which are sold to third-parties. The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed-Rate Bond held by the SPV and the liquidation value of the Floating-Rate Notes, as well as any shortfalls in interest cash flows. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating-Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed-Rate Bond held by the SPV to the Fund, thereby collapsing the SPV. Pursuant to Financial Accounting Standards Board ("FASB") Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" ("FAS 140"), the Funds account for the transaction described above as a secured borrowing by including the Fixed-Rate Bond in their Portfolio of Investments, and account for the Floating-Rate Notes as a liability under the caption "payable for floating rate notes issued" in the Funds' "Statement of Assets and Liabilities". The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. At January 31, 2007, the Funds' investments were as follows:

Fund	Floating Rate Notes Outstanding	Interest Rate or Range of Interest Rates	Collateral for Floating Rate Notes Outstanding
Florida Insured	$4,685,000	3.60% – 3.68%	$7,582,850
Hawaii	$1,690,000	3.60% – 3.62%	$2,709,800
Kansas	$1,260,000	3.60% – 3.61%	$2,103,256

Eaton Vance Municipals Funds as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

The Funds' investment policies and restrictions expressly permit investments in inverse floating rate securities. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. The Funds' investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds' restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes pursuant to FAS 140, which is distinct from legal borrowing of the Funds to which the restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Interest Expense — Interest expense relates to the Funds' liability with respect to floating rate notes held by third parties in conjunction with inverse floater security transactions by the Funds. Interest expense is recorded as incurred.

E  Federal Taxes — Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, if any, and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At January 31, 2007, the Funds, for federal income tax purposes, had capital loss carryovers which will reduce taxable, if any, income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:

Fund	Amount	Expires
Florida Insured	$166,010	January 31, 2011
	1,271,199	January 31, 2013
Hawaii	110,775	January 31, 2011
	93,535	January 31, 2012
	211,449	January 31, 2013
Kansas	474,959	January 31, 2013

Dividends paid by each Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Funds to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

F  Financial Futures Contracts — Upon the entering of a financial futures contract, a Fund is required to deposit (initial margin) either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by a Fund (margin maintenance) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by a Fund. A Fund's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest rates and investment purposes. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

G  Options on Financial Futures Contracts — Upon the purchase of a put option on a financial futures contract by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, a Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, a Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, settlement is made in cash. The risk associated with purchasing put options is limited to the premium originally paid.

H  When-Issued and Delayed Delivery Transactions — The Funds may engage in when-issued and delayed delivery transactions. The Funds record when-issued securities on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

I  Interest Rate Swaps — A Fund may enter into interest rate swap agreements to enhance return, to

Eaton Vance Municipals Funds as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes bi-annual payments at a fixed interest rate. In exchange, a Fund receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. However, a Fund does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates.

J  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

K  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

L  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance each respective Fund maintains with IBT. All credit balances are used to reduce the Funds' custodian fees and are reported as a reduction of expenses in the Statements of Operations.

M  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

N  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Funds enter into agreements with service providers that may contain indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

O  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

  2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains, if any, are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date. Distributions are paid in the form of additional shares of the same class of the Fund or, at the election of the shareholder, in cash.

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid in capital.

The tax character of distributions paid for the years ended January 31, 2007 and January 31, 2006 was as follows:

Year Ended 1/31/07	Florida Insured	Hawaii	Kansas
Distributions declared from:
Tax-exempt income	$1,739,148	$684,349	$975,626
Ordinary income	$7,056	—	$470
Year Ended 1/31/06
Distributions declared from:
Tax-exempt income	$1,817,306	$682,023	$870,274
Ordinary income	$2,656	$18,948	—

Eaton Vance Municipals Funds as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

During the year ended January 31, 2007, the following amounts were reclassified due to differences between book and tax accounting for amortization and accretion on debt securities, market discount on disposal of securities, and capital losses:

	Florida Insured	Hawaii	Kansas
Increase (decrease):
Accumulated net realized gain on investments	$1,364	$9,462	$6,991
Accumulated undistributed income	$(1,364)	$(9,462)	$(6,991)

These changes had no effect on the net assets or net asset value per share of the Funds.

As of January 31, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Florida Insured	Hawaii	Kansas
Undistributed income	$6,458	$2,309	$12,542
Capital loss carryforward	$(1,437,209)	$(415,759)	$(474,959)
Unrealized gain	$2,831,608	$1,286,777	$1,223,185
Other temporary differences	$(398,736)	$(192,922)	$(40,590)

  3  Shares of Beneficial Interest

The Funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

	Florida Insured Fund
	Year Ended January 31,
Class A	2007	2006
Sales	391,887	874,668
Issued to shareholders electing to receive payments of distributions in Fund shares	41,765	38,586
Redemptions	(596,987)	(531,575)
Exchange from Class B shares	119,903	113,086
Net increase (decrease)	(43,432)	494,765

	Florida Insured Fund
	Year Ended January 31,
Class B	2007	2006
Sales	26,240	59,746
Issued to shareholders electing to receive payments of distributions in Fund shares	18,006	24,607
Redemptions	(227,867)	(349,030)
Exchange to Class A shares	(121,410)	(114,277)
Net decrease	(305,031)	(378,954)
	Florida Insured Fund
	Period Ended January 31,
Class C	2007(1)	2006
Sales	2,311	—
Issued to shareholders electing to receive payments of distributions in Fund shares	9	—
Net increase	2,320	—
	Hawaii Fund
	Year Ended January 31,
Class A	2007	2006
Sales	344,552	41,085
Issued to shareholders electing to receive payments of distributions in Fund shares	26,202	21,643
Redemptions	(96,947)	(68,668)
Exchange from Class B shares	85,094	212,776
Net increase	358,901	206,836
	Hawaii Fund
	Year Ended January 31,
Class B	2007	2006
Sales	15,516	31,110
Issued to shareholders electing to receive payments of distributions in Fund shares	10,005	16,437
Redemptions	(67,768)	(163,986)
Exchange to Class A shares	(84,078)	(210,122)
Net decrease	(126,325)	(326,561)

Eaton Vance Municipals Funds as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

	Kansas Fund
	Year Ended January 31,
Class A	2007	2006
Sales	658,297	200,903
Issued to shareholders electing to receive payments of distributions in Fund shares	44,083	40,143
Redemptions	(211,854)	(173,196)
Exchange from Class B shares	62,243	74,970
Net increase	552,769	142,820
	Kansas Fund
	Year Ended January 31,
Class B	2007	2006
Sales	20,046	36,496
Issued to shareholders electing to receive payments of distributions in Fund shares	9,484	11,187
Redemptions	(55,433)	(66,976)
Exchange to Class A shares	(62,749)	(75,572)
Net decrease	(88,652)	(94,865)
	Kansas Fund
	Period Ended January 31,
Class C	2007(2)	2006
Sales	69,171	—
Issued to shareholders electing to receive payments of distributions in Fund shares	123	—
Net increase	69,294	—

(1)  Class C shares of Florida Insured Fund commenced operations on June 2, 2006.

(2)  Class C shares of the Kansas Fund commenced operations on June 2, 2006.

  4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities). For the year ended January 31, 2007, each Fund paid advisory fees as follows:

Fund	Amount	Effective Rate*
Florida Insured	$103,599	0.24%
Hawaii	26,448	0.15%
Kansas	43,449	0.18%

*  As a percentage of average daily net assets.

Except as to Trustees of the Funds who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Funds out of such investment adviser fee. EVM serves as the Administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended January 31, 2007, EVM received $841, $563, and $1,007 in sub-transfer agent fees from Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively. The Funds were informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Funds' principal underwriter, received $4,522, $2,244 and $4,095 as its portion of the sales charge on sales of Class A shares from Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, for the year ended January 31, 2007. EVD also receives distribution and service fees from Class A, Class B and Class C Shares (see Note 5).

Trustees of the Funds that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2007, no significant amounts have been deferred.

Certain officers and Trustees of the Funds are officers of the above organizations.

  5  Distribution and Service Plans

Class A of each Fund has in effect a distribution plan (Class A Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940 (1940 Act). The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% of each Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The

Eaton Vance Municipals Funds as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

Trustees approved distribution and service fee payments equal to 0.20% annually of each Fund's average daily net assets attributable to Class A each fiscal year. Distribution and service fees paid or accrued for the year ended January 31, 2007 amounted to $61,094, $23,318, and $39,753 for Class A shares of Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively. Each Fund also has in effect a distribution plan for Class B shares (Class B Plan) pursuant to Rule 12b-1 under the 1940 Act. In addition, the Florida Insured Fund and the Kansas Fund each has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 1/365 of 0.75% of each Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to each Fund. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Florida Insured Fund, Hawaii Fund and Kansas Fund paid or accrued $93,182, $45,583, and $34,878, respectively, for Class B shares, to or payable to EVD for the year ended January 31, 2007, representing 0.75% of the average daily net assets for Class B shares. The Florida Insured Fund and the Kansas Fund paid or accrued $26 and $1,246, respectively, for Class C shares, to or payable to EVD for the year ended January 31, 2007, representing 0.75% of the average daily net assets for Class C shares. At January 31, 2007, the amount of Uncovered Distribution Charges of EVD calculated under the Plans for Florida Insured Fund, Hawaii Fund and Kansas Fund were approximately $501,000, $389,000 and $229,000, respectively, for Class B shares, and the amount of Uncovered Distribution Charges of EVD calculated under the Plans for the Florida Insured Fund and the Kansas Fund were approximately $2,000 and $45,000, respectively, for Class C shares. The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% annually of the average daily net assets attributable to that Class. The Trustees approved service fee payments equal to 0.20% annually of each Fund's average daily net assets attributable to Class B and Class C, if applicable, for each fiscal year. Service fees are paid for personal services and/or the maintenance of shareholders accounts. They are separate and distinct from Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges to EVD. Service fees paid or accrued for the year ended January 31, 2007 amounted to $24,849, $12,155, and $9,301 for the Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively for Class B shares. Service fees paid or accrued for the year ended January 31, 2007, amounted to $7 and $330 for the Florida Insured Fund and Kansas Fund Class C shares.

  6  Contingent Deferred Sales Charge

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase) or a 1% or 0.50% CDSC if redeemed within one year or two years, respectively, on purchases through the Eaton Vance Supplemental Retirement Account. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund's Class B and, if applicable, Class C Plan (see Note 5). CDSC received on Class B and Class C redemptions when no Uncovered Distribution Charges exist will be credited to each Fund. EVD received approximately $5,000, $0 and $0 of CDSC paid by Class A shareholders of Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively, and approximately $30,000, $14,000 and $11,000 of CDSC paid by Class B shareholders of Florida Insured Fund, Hawaii Fund and Kansas Fund, respectively. EVD did not receive any CDSC paid by Class C shareholders for the Florida Insured and the Kansas Fund, respectively, for the year ended January 31, 2007.

Eaton Vance Municipals Funds as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

  7  Investments

Purchases and sales of investments by the Funds, other than U.S. Government securities, put option transactions and short-term obligations, for the year ended January 31, 2007, were as follows:

Florida Insured Fund
Purchases	$15,187,881
Sales	18,804,841
Hawaii Fund
Purchases	$6,944,632
Sales	5,333,997
Kansas Fund
Purchases	$7,546,016
Sales	3,125,285

  8  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned by each Fund at January 31, 2007, as computed on a federal income tax basis, are as follows:

Florida Insured Fund
Aggregate cost	$38,491,186
Gross unrealized appreciation	$2,591,473
Gross unrealized depreciation	(57,074)
Net unrealized appreciation	$2,534,399
Hawaii Fund
Aggregate cost	$17,237,520
Gross unrealized appreciation	$1,198,412
Gross unrealized depreciation	(84,889)
Net unrealized appreciation	$1,113,523
Kansas Fund
Aggregate cost	$25,975,818
Gross unrealized appreciation	$1,378,695
Gross unrealized depreciation	(78,003)
Net unrealized appreciation	$1,300,692

  9  Line of Credit

The Funds participate with other portfolios and funds managed by BMR and EVM and their affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the portfolios or funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 2007, the Florida Insured Fund had a balance outstanding pursuant to this line of credit of $300,000. The Funds did not have any significant borrowings or allocated fees during the year ended January 31, 2007.

  10  Financial Instruments

The Funds regularly trade in financial instruments with off-balance sheet risk in the normal course of their investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts, options on financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 2007 is as follows:

Futures Contracts

Fund	Expiration Date(s)	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
Florida		76
Insured	03/07	U.S. Treasury Bond	Short	$(8,685,108)	$(8,369,500)	$315,608
		41
Hawaii	03/07	U.S. Treasury Bond	Short	$(4,679,091)	$(4,515,125)	$163,966

Eaton Vance Municipals Funds as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

At January 31, 2007, the Funds had each entered into an interest rate swap agreement with Citibank, N.A. whereby the Funds make bi-annual payments at a fixed rate equal to 3.925% on the notional amount. In exchange, the Funds receive bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amounts. A summary of these agreements are as follows:

Interest Rate Swaps

Fund	Effective Date	Termination Date	Notional Amount	Net Unrealized Appreciation
Florida Insured	8/16/07	8/16/27	$1,050,000	$10,859
Hawaii	8/16/07	8/16/27	$450,000	$4,654
Kansas	8/16/07	8/16/27	$650,000	$6,722

At January 31, 2007, the Hawaii Fund and the Kansas Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Funds make bi-annual payments at a fixed rate equal to 4.006% on the notional amount. In exchange, the Funds receive bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amounts. A summary of these agreements are as follows:

Interest Rate Swaps

Fund	Effective Date	Termination Date	Notional Amount	Net Unrealized Appreciation
Hawaii	8/7/07	8/7/37	$450,000	$4,634
Kansas	8/7/07	8/7/37	$650,000	$6,695

At January 31, 2007, the Florida Insured Fund entered into an interest rate swap agreement with Morgan Stanley Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.176% on the notional amount $1,800,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is April 2, 2007. The value of the contract, which terminates April 2, 2037, is recorded as a payable for open interest rate swap contracts of $29,258 at January 31, 2007.

At January 31, 2007, the Kansas Fund had entered into an interest rate swap agreement with JP Morgan, whereby the Fund makes bi-annual payments at a fixed rate equal to 5.77% on the notional amount of $2,000,000. In exchange, the Fund receives quarterly payments at a rate equal to the three month USD-LIBOR on the same notional amount. The effective date of the interest rate swap is February 26, 2007. The value of the contract, which terminates February 26, 2037, is recorded as a payable for open interest rate swap contracts of $90,924 at January 31, 2007.

At January 31, 2007, the Funds had sufficient cash and/or securities to cover margin requirements under these contracts.

  11  Recently Issued Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, (FIN 48) "Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109". FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective during the first required financial reporting period for fiscal years beginning after December 15, 2006. Management is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, (FAS 157) "Fair Value Measurements". FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

  12  Restatement Information

Subsequent to the issuance of its January 31, 2006 financial statements, the Funds determined that the criteria for sale accounting in FAS 140 had not been met for certain transfers of municipal bonds during the fiscal years ended January 31, 2006, 2005, 2004 and 2003 and that the transfers should have been accounted for as secured borrowings rather than as sales. Accordingly, the Funds have restated, where necessary, certain financial highlights for each of the four years in the period then ended to give effect to recording the transfers of the municipal bonds as secured borrowings, including recording interest on the bonds as interest income and interest on the secured borrowings as interest expense in the Statements of Operations.

Eaton Vance Municipals Funds as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

A summary of the effects of the restatement is as follows:

Florida Insured Fund

Financial Highlights
for the years ended January 31, 2006, 2005, 2004 and 2003

	2006		2005		2004		2003
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated
Class A
Expense Ratios:
Total expenses	0.72%	0.92%	0.70%	0.93%	0.72%	0.94%	0.70%	0.98%
Portfolio Turnover of the Portfolio					19%	17%	16%	27%
Portfolio Turnover of the Fund	29%	28%
Class B
Expense Ratios:
Total expenses	1.47%	1.67%	1.45%	1.68%	1.47%	1.69%	1.45%	1.73%
Portfolio Turnover of the Portfolio					19%	17%	16%	27%
Portfolio Turnover of the Fund	29%	28%

Hawaii Fund

Financial Highlights
for the years ended January 31, 2006, 2005, 2004 and 2003

	2006		2005		2004		2003
	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated	Previously Reported	Restated
Class A
Expense Ratios:
Total expenses	0.88%	1.06%	0.80%	0.90%	0.83%	0.92%	0.80%	0.90%
Portfolio Turnover of the Portfolio			20%	19%			11%	24%
Portfolio Turnover of the Fund	24%	22%	8%	7%
Class B
Expense Ratios:
Total expenses	1.63%	1.81%	1.55%	1.65%	1.58%	1.67%	1.55%	1.65%
Portfolio Turnover of the Portfolio			20%	19%			11%	24%
Portfolio Turnover of the Fund	24%	22%	8%	7%

Kansas Fund

Financial Highlights
for the years ended January 31, 2006 and 2005

	2006		2005
	Previously Reported	Restated	Previously Reported	Restated
Class A
Expense Ratios:
Total expenses	0.83%	1.06%	0.77%	0.89%
Portfolio Turnover of the Fund	19%	17%
Class B
Expense Ratios:
Total expenses	1.58%	1.81%	1.52%	1.64%
Portfolio Turnover of the Fund	19%	17%

Eaton Vance Municipals Funds as of January 31, 2007

NOTES TO FINANCIAL STATEMENTS CONT'D

While the Statements of Assets and Liabilities as of January 31, 2006, 2005, 2004 and 2003 (not presented herein) have not been reissued to give effect to the restatement, the principal effects of the restatement would be to increase investments and payable for floating rate notes issued by corresponding amounts at each year end, with no effect on previously reported net assets. The Statements of Operations for the years ended January 31, 2006, 2005, 2004 and 2003 (not presented herein) have not been reissued to give effect to the restatement, but the principal effects of the restatement would be to increase interest income and interest expense and fees by corresponding amounts each year, with no effect on the previously reported net increase in net assets resulting from operations.

The Statement of Changes in Net Assets for the years ended January 31, 2005, 2004, and 2003 (not presented herein) have not been reissued to give effect to the restatement, but the principal effects of the restatement, where applicable, would be to reverse previously reported net realized gain (loss) from investment transactions, financial future contracts and interest rate swap contracts, and net change in unrealized appreciation (depreciation) from investments, financial futures contracts and interest rate swap contracts by corresponding and offsetting amounts.

Eaton Vance Municipals Funds as of January 31, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders
of Eaton Vance Municipals Trust II:

We have audited the accompanying statements of assets and liabilities of Eaton Vance Florida Insured Municipals Fund, Eaton Vance Hawaii Municipals Fund and Eaton Vance Kansas Municipals Fund, (individually, the "Fund" collectively, the "Funds") (certain of the series constituting Eaton Vance Municipals Trust II), including the portfolios of investments, as of January 31, 2007, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of each Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at January 31, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights, referred to above, present fairly, in all material respects, the financial position of the aforementioned funds of Eaton Vance Municipals Trust II as of January 31, 2007, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 12 to the financial statements, certain of the financial highlights for the years ended January 31, 2006, 2005, 2004, and 2003 have been restated.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
March 19, 2007

Eaton Vance Municipals Funds as of January 31, 2007

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2008 will show the tax status of all distributions paid to your account in calendar 2007. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund's fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends — The Funds designate the following amounts of dividends from net investment income as an exempt-interest dividend.

Florida Insured Fund	99.60%
Hawaii Fund	100.00%
Kansas Fund	99.95%

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreements of the following funds:

•  Eaton Vance Florida Insured Municipals Fund

•  Eaton Vance Hawaii Municipals Fund

•  Eaton Vance Kansas Municipals Fund

(the "Funds"), each with Boston Management and Research (the "Adviser"), including their fee structures, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser's 30-person municipal bond team, which includes seven portfolio managers and nine credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund in the complex by senior management. The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Eaton Vance Municipals Funds

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT'D

Fund Performance

The Board compared each Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for each Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as "management fees"). As part of its review, the Board considered each Fund's management fees and total expense ratio for the one year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and each Fund to continue to share such benefits equitably.

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Municipals Trust II (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter and a wholly-owned subsidiary of EVM. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Interested Trustee

James B. Hawkes 11/9/41	Trustee and Vice President	Since 1993	Chairman and Chief Executive Officer of EVC, BMR, EVM and EV; Director of EV; President, Chief Executive Officer and Director of EVD. Trustee and/or officer of 171 registered investment companies in the Eaton Vance Fund Complex. Mr. Hawkes is an interested person because of his positions with BMR, EVM, EVC, EVD and EV, which are affiliates of the Trust.	171	Director of EVC

Noninterested Trustee(s)

Benjamin C. Esty 1/26/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration (since 2003). Formerly, Associate Professor, Harvard University Graduate School of Business Administration (2000-2003).	171	None

Samuel L. Hayes, III 2/23/35	Trustee and Chairman of the Board	Trustee since 1993 and Chairman of the Board since 2005	Jacob H. Schiff Professor of Investment Banking Emeritus, Harvard University Graduate School of Business Administration. Director of Yakima Products, Inc. (manufacturer of automotive accessories) (since 2001) and Director of Telect, Inc. (telecommunications services company).	171	Director of Tiffany & Co. (specialty retailer)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005).	171	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center.	171	None

Norton H. Reamer 9/21/35	Trustee	Since 1993	President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) (since October 2003). President, Unicorn Corporation (an investment and financial advisory services company) (since September 2000). Formerly, Chairman and Chief Operating Officer, Hellman, Jordan Management Co., Inc. (an investment management company) (2000-2003). Formerly, Advisory Director of Berkshire Capital Corporation (investment banking firm) (2002-2003).	171	None

Eaton Vance Municipals Funds

MANAGEMENT AND ORGANIZATION CONT'D

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee(1)	Other Directorships Held
Noninterested Trustee(s) (continued)

Lynn A. Stout 9/14/57	Trustee	Since 1998	Professor of Law, University of California at Los Angeles School of Law.	171	None

Ralph F. Verni 1/26/43	Trustee	Since 2005	Consultant and private investor.	171	None

Principal Officers who are not Trustees

Name and Date of Birth	Position(s) with the Trust	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years
Cynthia J. Clemson 3/2/63	President	Since 2005(2)	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

William H. Ahern 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 71 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 44 registered investment companies managed by EVM or BMR.

Robert B. MacIntosh 1/22/57	Vice President	Since 1993	Vice President of EVM and BMR. Officer of 86 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 43 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005(2)	Vice President of EVM and BMR. Officer of 171 registered investment companies managed by EVM or BMR.

Alan R. Dynner 10/10/40	Secretary	Since 1997	Vice President, Secretary and Chief Legal Officer of BMR, EVM, EVD, EV and EVC. Officer of 171 registered investment companies managed by EVM or BMR.

Paul M. O'Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 171 registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2)  Prior to 2005, Ms. Clemson served as Vice President since 2004 and Ms. Campbell served as Assistant Treasurer since 1993.

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance's website at www.eatonvance.com or by calling 1-800-225-6265.

Investment Adviser
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Fund Administrator
Eaton Vance Management

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP

200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Municipals Trust II
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund's investment objective(s), risks, and charges and expenses. Each Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 800-225-6265.

335-3/07  3CSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman and Chief Operating Officer of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance Florida Insured Municipals Fund, Eaton Vance Hawaii Municipals Fund, Eaton Vance High Yield Municipals Fund and Eaton Vance Kansas Municipals Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust II (the “Trust”), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended January 31, 2006 and January 31, 2007 by the Fund’s principal accountant for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

Eaton Vance Florida Insured Municipals Fund

Fiscal Years Ended	1/31/06	1/31/07

Audit Fees	$22,820	$24,480

Audit-Related Fees(1)	0	0

Tax Fees(2)	$5,565	$7,280

All Other Fees(3)	0	0

Total	$28,385	$31,760

EatonVance Hawaii Municipals Fund

Fiscal Years Ended	1/31/06	1/31/07

Audit Fees	$20,225	$20,980

Audit-Related Fees(1)	0	0

Tax Fees(2)	$5,565	$7,280

All Other Fees(3)	0	0

Total	$25,790	$28,260

Eaton Vance High Yield Municipals Fund

Fiscal Years Ended	1/31/06	1/31/07

Audit Fees	$57,725	$59,980

Audit-Related Fees(1)	0	0

Tax Fees(2)	$5,565	$7,280

All Other Fees(3)	0	0

Total	$63,290	$67,260

Eaton Vance Kansas Municipals Fund

Fiscal Years Ended	1/31/06	1/31/07

Audit Fees	$20,225	$21,780

Audit-Related Fees(1)	0	0

Tax Fees(2)	$5,5656	$7,280

All Other Fees(3)	0	0

Total	$25,790	$29,060

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

 The Funds, comprising all of the series of the Trust, have the same fiscal year end (January 31).  The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the series in the Trust by the principal accountant of each series, Deloitte & Touche LLP (“D&T”), for the last two fiscal years of each series.

Fiscal Years Ended	1/31/06	1/31/07

Audit Fees	$120,995	$127,220

Audit-Related Fees(1)	0	0

Tax Fees(2)	22,260	29,120

All Other Fees(3)	0	0

Total	$143,255	$156,340

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

During the Funds’ fiscal years ended January 31, 2006 and January 31, 2007, $35,000 was billed for each such fiscal year by D&T, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”).  The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities.  As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees.  Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually.  The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by each Funds’ respective principal accountant for the last two fiscal years of each Fund; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by “D&T” for the last two fiscal years of each Fund.

Fiscal Years Ended	1/31/06	1/31/07

Registrant(1)	$22,260	$29,120

Eaton Vance(2)	$129,500	$69,600

(1)	Includes all of the Series of the Trust.

(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 10. Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) During the second fiscal quarter of the period covered by this report, the registrant’s disclosure controls and procedures were modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with the inverse floating rate obligation in light of Statement of Financial Accounting Standards No. 140.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	March 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	March 19, 2007

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	March 19, 2007